As filed with the Securities and Exchange Commission on August 8, 2012

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 88	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 90	☒

(Check appropriate box or boxes)

NORTHERN FUNDS

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service: Diana E. McCarthy, Esq. Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Craig R. Carberry, Esq., Secretary The Northern Trust Company 50 South LaSalle Street, MB-09 Chicago, Illinois 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note

This Post-Effective Amendment No. 88 (under the Securities Act of 1933) and Amendment No. 90 (under the Investment Company Act of 1940) to the Registration Statement Nos. 33-73404/811-08236 (“Post-Effective Amendment No. 88”) has been filed by the Registrant solely for the purpose of providing a revised Exhibit (i) - Opinion of Drinker Biddle & Reath LLP. Accordingly, this Post-Effective Amendment No. 88 consists only of a facing page, this Explanatory Note and Part C of the Registration Statement. This Post-Effective Amendment No. 88 does not modify any other part of the Registration Statement. The Prospectus and Statement of Additional Information, each dated July 31, 2012, as included in Post-Effective Amendment No. 86 (under the Securities Act of 1933) and Amendment No. 88 (under the Investment Company Act of 1940) filed with the Securities and Exchange Commission on July 23, 2012 (Accession No. 0001193125-12-310585), are incorporated herein by reference.

PART C: OTHER INFORMATION

ITEM 28.	EXHIBITS

The following exhibits are incorporated herein by reference to:

Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) (Accession No. 0000893220-96-000957),

Post-Effective Amendment No. 11 to such Registration Statement (Accession No. 0000893220-96-001248),

Post-Effective Amendment No. 12 to such Registration Statement (Accession No. 0000893220-96-001771),

Post-Effective Amendment No. 16 to such Registration Statement (Accession No. 0000893220-97-001320),

Post-Effective Amendment No. 19 to such Registration Statement (Accession No. 0000893220-98-000578),

Post-Effective Amendment No. 22 to such Registration Statement (Accession No. 0000893220-99-000673),

Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000893220-99-001176),

Post-Effective Amendment No. 28 to such Registration Statement (Accession No. 0000948221-99-000405),

Post-Effective Amendment Nos. 30 and 31 to such Registration Statement (Accession Nos. 0000927405-00-000135 and

0000927405-00-000136),

Post-Effective Amendment No. 34 to such Registration Statement (Accession No. 0000948221-00-000340),

Post-Effective Amendment No. 35 to such Registration Statement (Accession No. 0000912057-01-007427),

Post-Effective Amendment No. 36 to such Registration Statement (Accession No. 0000912057-01-517742),

Post-Effective Amendment No. 37 to such Registration Statement (Accession No. 0000912057-01-525747),

Post-Effective Amendment No. 38 to such Registration Statement (Accession No. 0000912057-02-022419),

Post-Effective Amendment No. 39 to such Registration Statement (Accession No. 0001047469-03-025437),

Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950137-04-005850),

Post-Effective Amendment No. 41 to such Registration Statement (Accession No. 0000950137-04-010606),

Post-Effective Amendment No. 42 to such Registration Statement (Accession No. 0000950137-05-006454),

Post-Effective Amendment No. 45 to such Registration Statement (Accession No. 0000950137-05-015036),

Post-Effective Amendment No. 46 to such Registration Statement (Accession No. 0000950137-06-003828),

Post-Effective Amendment No. 49 to such Registration Statement (Accession No. 0000950137-06-007089),

Post-Effective Amendment No. 50 to such Registration Statement (Accession No. 0000950137-06-008268),

Post-Effective Amendment No. 52 to such Registration Statement (Accession No. 0000950137-06-013309),

Post-Effective Amendment No. 53 to such Registration Statement (Accession No. 0000950137-07-008254),

Post-Effective Amendment No. 57 to such Registration Statement (Accession No. 0000950137-07-012261),

Post-Effective Amendment No. 58 to such Registration Statement (Accession No. 0000950137-07-013913),

Post-Effective Amendment No. 59 to such Registration Statement (Accession No. 0001193125-08-145069),

Post-Effective Amendment No. 60 to such Registration Statement (Accession No. 0001193125-08-160161),

Post-Effective Amendment No. 62 to such Registration Statement (Accession No. 0001193125-08-194615),

Post-Effective Amendment No. 63 to such Registration Statement (Accession No. 0001193125-08-237777),

Post-Effective Amendment No. 64 to such Registration Statement (Accession No. 0001193125-09-069646),

Post-Effective Amendment No. 65 to such Registration Statement (Accession No. 0001193125-09-134909),

Post-Effective Amendment No. 66 to such Registration Statement (Accession No. 0001193125-09-156982),

Post-Effective Amendment No. 68 to such Registration Statement (Accession No. 0001193125-09-188660),

Post-Effective Amendment No. 69 to such Registration Statement (Accession No. 0001193125-10-000472),

Post-Effective Amendment No. 71 to such Registration Statement (Accession No. 0000950130-10-000276),

Post-Effective Amendment No. 72 to such Registration Statement (Accession No. 0000950130-10-000673),

Post-Effective Amendment No. 74 to such Registration Statement (Accession No. 0001193125-10-170156),

Post-Effective Amendment No. 75 to such Registration Statement (Accession No. 0001193125-10-170532),

Post-Effective Amendment No. 76 to such Registration Statement (Accession No. 0001193125-11-141481),

Post-Effective Amendment No. 77 to such Registration Statement (Accession No. 0001193125-11-199060),

Post-Effective Amendment No. 78 to such Registration Statement (Accession No. 0001193125-11-199111),

Post-Effective Amendment No. 81 to such Registration Statement (Accession No. 0001193125-12-125352),

Post-Effective Amendment No. 83 to such Registration Statement (Accession No. 0001193125-12-181937),

Post-Effective Amendment No. 84 to such Registration Statement (Accession No. 0001193125-12-275500),

Post-Effective Amendment No. 85 to such Registration Statement (Accession No. 0001193125-12-310485), and

Post-Effective Amendment No. 86 to such Registration Statement (Accession No. 0001193125-12-310585).

a)	(1)	Agreement and Declaration of Trust dated February 7, 2000 filed as Exhibit (a)(19) to Post-Effective Amendment Nos. 30 and 31 to Registrant’s Registration Statement on Form N-1A, filed on May 15, 2000 (Accession Nos. 0000927405-00-000135 and 0000927405-00-000136) (“PEA Nos. 30 and 31”).

	(2)	Amendment No. 1 to the Agreement and Declaration of Trust dated February 8, 2000 filed as Exhibit (a)(2) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on August 1, 2000 (Accession No. 0000948221-00-000340) (“PEA No. 34”).

	(3)	Amendment No. 2 to the Agreement and Declaration of Trust dated May 2, 2000 filed as Exhibit (a)(3) to PEA No. 34.

	(4)	Amendment No. 3 to the Agreement and Declaration of Trust dated September 25, 2000 filed as Exhibit (a)(1) to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (Accession No. 0000912057-01-007427) (“PEA No. 35”).

	(5)	Amendment No. 4 to the Agreement and Declaration of Trust dated February 2, 2001 filed as Exhibit (a)(2) to PEA No. 35.

	(6)	Amendment No. 5 to the Agreement and Declaration of Trust dated July 29, 2003 filed as Exhibit (a)(6) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on July 29, 2003 (Accession No. 0001047469-03-025437) (“PEA No. 39”).

	(7)	Amendment No. 6 to the Agreement and Declaration of Trust dated October 26, 2004 filed as Exhibit (a)(7) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed on December 1, 2004 (Accession No. 0000950137-04-010606) (“PEA No. 41”).

(8)	Amendment No. 7 to the Agreement and Declaration of Trust dated February 11, 2005 filed as Exhibit (a)(8) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A, filed on May 25, 2005 (Accession No. 0000950137-05-006454) (“PEA No. 42”).

(9)	Amendment No. 8 to the Agreement and Declaration of Trust dated May 7, 2005 filed as Exhibit (a)(9) to PEA No. 42.

(10)	Amendment No. 9 to the Agreement and Declaration of Trust dated November 4, 2005 filed as Exhibit (a)(10) to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A, filed on December 16, 2005 (Accession No. 0000950137-05-015036) (“PEA No. 45”).

(11)	Amendment No. 10 to the Agreement and Declaration of Trust dated February 16, 2006 filed as Exhibit (a)(11) to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A, filed on March 27, 2006 (Accession No. 0000950137-06-003828) (“PEA No. 46”).

(12)	Amendment No. 11 to the Agreement and Declaration of Trust dated May 5, 2006 filed as Exhibit (a)(12) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on June 22, 2006 (Accession No. 0000950137-06-007089) (“PEA No. 49”).

(13)	Amendment No. 12 to the Agreement and Declaration of Trust dated May 4, 2006 filed as Exhibit (a)(13) to PEA No. 49.

(14)	Amendment No. 13 to the Agreement and Declaration of Trust dated May 5, 2006 filed as Exhibit (a)(14) to PEA No. 49.

(15)	Amendment No. 14 to the Agreement and Declaration of Trust dated June 20, 2006 filed as Exhibit (a)(15) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on July 28, 2006 (Accession No. 0000950137-06-008268) (“PEA No. 50”).

(16)	Amendment No. 15 to the Agreement and Declaration of Trust dated February 16, 2007 filed as Exhibit (a)(16) to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on May 30, 2007 (Accession No. 0000950137-07-008254) (“PEA No. 53”).

(17)	Amendment No. 16 to the Agreement and Declaration of Trust dated February 15, 2007 filed as Exhibit (a)(17) to PEA No. 53.

(18)	Amendment No. 17 to the Agreement and Declaration of Trust dated August 3, 2007 filed as Exhibit (a)(18) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on August 13, 2007 (Accession No. 0000950137-07-012261) (“PEA No. 57”).

(19)	Amendment No. 18 to the Agreement and Declaration of Trust dated August 3, 2007 filed as Exhibit (a)(19) to PEA No. 57.

(20)	Amendment No. 19 to the Agreement and Declaration of Trust dated November 2, 2007 filed as Exhibit (a)(20) to Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A, filed on July 29, 2008 (Accession No. 0001193125-08-160161) (“PEA No. 60”).

(21)	Amendment No. 20 to the Agreement and Declaration of Trust dated August 8, 2008 filed as Exhibit (a)(21) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on November 17, 2008 (Accession No. 0001193125-08-237777) (“PEA No. 63”).

(22)	Amendment No. 21 to the Agreement and Declaration of Trust dated November 7, 2008 filed as Exhibit (a)(22) to PEA No. 63.

(23)	Amendment No. 22 to the Agreement and Declaration of Trust dated May 8, 2009 filed as Exhibit (a)(23) to Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A, filed on June 22, 2009 (Accession No. 0001193125-09-134909) (“PEA No. 65”).

(24)	Amendment No. 23 to the Agreement and Declaration of Trust dated August 28, 2009 filed as Exhibit (a)(24) to Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A, filed on September 8, 2009 (Accession No. 0001193125-09-188660) (“PEA No. 68”).

(25)	Amendment No. 24 to the Agreement and Declaration of Trust dated December 14, 2009 filed as Exhibit (a)(25) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on May 28, 2010 (Accession No. 0000950130-10-000276) (“PEA No. 71”).

	(26)	Amendment No. 25 to the Agreement and Declaration of Trust effective May 14, 2010 filed as Exhibit (a)(26) to Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A, filed on July 28, 2010 (Accession No. 0001193125-10-170156) (“PEA No. 74”).

	(27)	Amendment No. 26 to the Agreement and Declaration of Trust effective July 31, 2010 filed as Exhibit (a)(27) to PEA No. 74.

	(28)	Amendment No. 27 to the Agreement and Declaration of Trust effective August 11, 2010 filed as Exhibit (a)(28) to Post-Effective Amendment No. 76 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2011(Accession No. 0001193125-11-141481) (“PEA No. 76”).

	(29)	Amendment No. 28 to the Agreement and Declaration of Trust effective February 18, 2011 filed as Exhibit (a)(29) to PEA No. 76.

	(30)	Amendment No. 29 to the Agreement and Declaration of Trust effective May 18, 2012 filed as Exhibit (a)(30) to Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A, filed on July 23, 2012 (Accession No. 0001193125-12-310585) (“PEA No. 86”).

b)	(1)	Amended and Restated By-Laws adopted August 2, 2000 filed as Exhibit (b)(1) to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A, filed on May 30, 2002 (Accession No. 0000912057-02-022419) (“PEA No. 38”).

	(2)	Amendment No. 1 to the Amended and Restated By-Laws adopted March 31, 2003 filed as Exhibit (b)(2) to PEA No. 39.

	(3)	Amendment No. 2 to the Amended and Restated By-Laws adopted July 29, 2003 filed as Exhibit (b)(3) to PEA No. 39.

	(4)	Amendment No. 3 to the Amended and Restated By-Laws adopted April 27, 2004 filed as Exhibit (b)(4) to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A, filed on July 26, 2004 (Accession No. 0000950137-04-005850) (“PEA No. 40”).

	(5)	Amendment No. 4 to the Amended and Restated By-Laws adopted July 27, 2004 filed as Exhibit (b)(5) to PEA No. 41.

	(6)	Amendment No. 5 to the Amended and Restated By-Laws adopted June 20, 2006 filed as Exhibit (b)(6) to PEA No. 50.

	(7)	Amendment No. 6 to the Amended and Restated By-Laws adopted February 14, 2008 filed as Exhibit (b)(7) to PEA No. 60.

	(8)	Amendment No. 7 to the Amended and Restated By-Laws adopted November 5, 2010 filed as Exhibit (b)(8) to PEA No. 76.

c)		Articles IV, V, VI, VII and IX of the Agreement and Declaration of Trust dated February 7, 2000 filed as Exhibit (a)(19) to PEA Nos. 30 and 31.

d)	(1)	Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(1) to PEA No. 35.

	(2)	Addendum No. 1 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(2) to PEA No. 35.

	(3)	Addendum No. 2 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(3) to PEA No. 35.

	(4)	Addendum No. 3 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(4) to PEA No. 35.

	(5)	Addendum No. 4 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(5) to PEA No. 35.

	(6)	Addendum No. 5 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(6) to PEA No. 35.

(7)	Addendum No. 6 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(7) to PEA No. 35.

(8)	Addendum No. 7 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(8) to PEA No. 35.

(9)	Addendum No. 8 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(9) to PEA No. 35.

(10)	Addendum No. 9 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(10) to PEA No. 35.

(11)	Addendum No. 10 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(11) to PEA No. 35.

(12)	Addendum No. 11 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated September 26, 2000 filed as Exhibit (d)(12) to PEA No. 35.

(13)	Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated August 2, 2000 filed as Exhibit (d)(13) to PEA No. 35.

(14)	Addendum No. 1 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, Inc. dated May 17, 2001 filed as Exhibit (d)(15) to Post Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, filed on May 29, 2001 (Accession No. 0000912057-01-517742) (“PEA No. 36”).

(15)	Addendum No. 2 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated February 14, 2005 filed as Exhibit (d)(16) to PEA No. 42.

(16)	Addendum No. 3 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated December 5, 2005 filed as Exhibit (d)(17) to PEA No. 45.

(17)	Addendum No. 4 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated February 17, 2006 filed as Exhibit (d)(18) to PEA No. 46.

(18)	Addendum No. 5 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated May 5, 2006 filed as Exhibit (d)(20) to PEA No. 50.

(19)	Addendum No. 6 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated February 16, 2007 filed as Exhibit (d)(21) to PEA No. 53.

(20)	Addendum No. 7 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated August 3, 2007 filed as Exhibit (d)(23) to Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A, filed on September 7, 2007 (Accession No. 0000950137-07-013913) (“PEA No. 58”).

(21)	Investment Advisory and Ancillary Services Agreement between Northern Funds, Northern Trust Global Advisors, Inc., and Northern Trust Investments, N.A. dated May 5, 2006 filed as Exhibit (d)(19) to PEA No. 49.

(22)	Addendum No. 1 to the Investment Advisory and Ancillary Services Agreement between Northern Funds, Northern Trust Global Advisors, Inc., and Northern Trust Investments, N.A. dated August 3, 2007 filed as Exhibit (d)(22) to PEA No. 58.

(23)	Addendum No. 2 to the Investment Advisory and Ancillary Services Agreement between Northern Funds, Northern Trust Global Advisors, Inc. and Northern Trust Investments, N.A. dated November 7, 2008 filed as Exhibit (d)(26) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on March 31, 2009 (Accession No. 0001193125-09-069646) (“PEA No. 64”).

(24)	Addendum No. 3 to the Investment Advisory and Ancillary Services Agreement between Northern Funds, Northern Trust Global Advisors, Inc. and Northern Trust Investments, N.A. dated August 28, 2009 filed as Exhibit (d)(24) to PEA No. 68.

(25)

Addendum No. 4 to the Investment Advisory and Ancillary Services Agreement among Northern Funds, The Northern Trust Company of Connecticut and Northern Trust Investments, Inc. dated May 18, 2012 filed as Exhibit (d)(25) to

PEA No. 86.

(26)

Expense Reimbursement Agreement between Northern Funds and Northern Trust Investments, N.A. and The Northern Trust Company of Connecticut dated July 31, 2010 filed as Exhibit (d)(25) to Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A, filed on July 29, 2010 (Accession No. 0001193125-10-170532)

(“PEA No. 75”).

(27)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc. and The Northern Trust Company of Connecticut filed as Exhibit (d)(33) to Post-Effective Amendment No. 69 to such Registration Statement (Accession No. 0001193125-10-000472) (“PEA No. 69”).

(28)	Amended and Restated Investment Advisory and Ancillary Services Agreement dated November 15, 2007 (with respect to the Global Sustainability Index Fund) and January 29, 2008 (with respect to each of the other Funds of the Trust) between Northern Funds, Northern Trust Global Investments, Ltd. and Northern Trust Investments, N.A. filed as Exhibit (d)(24) to Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A, filed on July 1, 2008 (Accession No. 0001193125-08-145069) (“PEA No. 59”).

(29)	Addendum No. 1 to the Amended and Restated Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated August 8, 2008 filed as Exhibit (d)(25) to Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A, filed on September 11, 2008 (Accession No. 0001193125-08-194615) (“PEA No. 62”).

(30)	Addendum No. 2 to the Amended and Restated Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated May 8, 2009 filed as Exhibit (d)(27) to PEA No. 65.

(31)	Addendum No. 3 to the Amended and Restated Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated May 7, 2010 filed as Exhibit (d)(30) to PEA No. 76.

(32)	Addendum No. 4 to the Amended and Restated Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, Inc. dated July 31, 2011 filed as Exhibit (d)(31) to Post-Effective Amendment No. 81 to Registrant’s Registration Statement on Form N-1A, filed on March 21, 2012 (Accession No. 0001193125-12-125352) (“PEA No. 81”).

(33)	Expense Reimbursement Agreement between Northern Funds and Northern Trust Investments, N.A. dated July 31, 2010 filed as Exhibit (d)(32) to PEA No. 76.

(34)	Expense Reimbursement Agreement between Northern Funds and Northern Trust Investments, N.A. dated July 31, 2010 filed as Exhibit (d)(29) to PEA No. 74.

(35)	Expense Reimbursement and Advisory Fee Waiver Agreement between Northern Funds and Northern Trust Investments, Inc. dated July 31, 2011 filed as Exhibit (d)(34) to Post-Effective Amendment No. 77 to Registrant’s Registration Statement on Form N-1A, filed on July 27, 2011 (Accession No. 0001193125-11-199060) (“PEA No. 77”).

(36)	Assumption Agreement between Northern Trust Investments, Inc. and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(14) to PEA No. 35.

(37)	Assumption Agreement between The Northern Trust Company and Northern Trust Investments, Inc. dated January 1, 2001 filed as Exhibit (d)(16) to PEA No. 35.

(38)

Assumption Agreement by and among The Northern Trust Company, Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited dated May 2, 2001 filed as Exhibit (d)(17) to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A, filed on July 30, 2001 (Accession No. 0000912057-01-525747)

(“PEA No. 37”).

(39)	Assumption Agreement between Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited dated April 1, 2002 filed as Exhibit (d)(17) to PEA No. 39.

(40)	Assumption Agreement between Northern Trust Investments, N.A. and Northern Trust Global Investments Limited dated August 3, 2007 filed as Exhibit (d)(29) to PEA No. 59.

(41)	Assumption Agreement among Northern Trust Investments, N.A. and Northern Trust Global Investments Limited dated July 31, 2010 filed as Exhibit (d)(35) to PEA No. 74.

(42)	Assumption Agreement among Northern Trust Investments, N.A., Northern Trust Investments, Inc. and Northern Trust Global Investments Limited dated December 30, 2010 filed as Exhibit (d)(41) to PEA No. 76.

(43)	Fee Reduction Commitment dated July 31, 2002 by Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited filed as Exhibit (d)(19) to PEA No. 39.

(44)	Fee Reduction Commitment dated July 31, 2002 by Northern Trust Investments, Inc. filed as Exhibit (d)(20) to PEA No. 39.

(45)	Fee Reduction Commitment dated July 31, 2004 by Northern Trust Investments, N.A. and Northern Trust Global Investments (Europe) Limited filed as Exhibit (d)(21) to PEA No. 40.

(46)	Fee Reduction Commitment dated February 24, 2005 by Northern Trust Investments, N.A. filed as Exhibit (d)(23) to PEA No. 42.

(47)	Fee Reduction Commitment dated February 17, 2006 by Northern Trust Investments, N.A. and Northern Trust Global Investments Limited filed as Exhibit (d)(27) to PEA No. 46.

(48)	Fee Reduction Commitment dated May 9, 2008 by Northern Trust Investments, N.A. and Northern Trust Global Investments Ltd. filed as Exhibit (d)(35) to PEA No. 60.

(49)	Fee Reduction Commitment dated May 9, 2008 by Northern Trust Investments, N.A. and Northern Trust Global Advisors, Inc. filed as Exhibit (d)(36) to PEA No. 60.

(50)	Fee Reduction Commitment dated December 14, 2009 by Northern Trust Investments, N.A. filed as Exhibit (d)(64) to PEA No. 71.

(51)	Fee Reduction Commitment dated July 31, 2010 by Northern Trust Investments, N.A. filed as Exhibit (d)(44) to PEA No. 74.

(52)	Acknowledgement of Conversion between Northern Trust Investments, N.A. and Registrant dated July 31, 2003 filed as Exhibit (d)(22) to PEA No. 40.

(53)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Altrinsic Global Advisors, LLC dated June 22, 2006 filed as Exhibit (d)(30) to PEA No. 49.*

(54)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Geneva Capital Management Ltd. dated June 22, 2006 filed as Exhibit (d)(31) to PEA No. 49.*

(55)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and LSV Asset Management dated June 22, 2006 filed as Exhibit (d)(33) to PEA No. 49.*

(56)	Amendment No. 1 to the Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and LSV Asset Management dated August 4, 2006 filed as Exhibit (d)(36) to PEA No. 53.

(57)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and TCW Investment Management Company dated June 22, 2006 filed as Exhibit (d)(38) to PEA No. 49.*

(58)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Jennison Associates LLC dated August 3, 2007 filed as Exhibit (d)(50) to PEA No. 60.*

(59)	Amendment No. 1 to Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Jennison Associates, LLC dated January 1, 2012 filed as Exhibit (d)(59) to PEA No. 86.*

(60)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Marsico Capital Management, LLC dated August 30, 2007 filed as Exhibit (d)(51) to PEA No. 60.*

(61)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Marsico Capital Management, LLC dated December 14, 2007 filed as Exhibit (d)(56) to Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A, filed on July 28, 2009 (Accession No. 0001193125-09-156982) (“PEA No. 66”).*

(62)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and William Blair & Company, LLC dated March 3, 2008 filed as Exhibit (d)(56) to PEA No. 60.*

(63)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Systematic Financial Management LP dated May 9, 2008 filed as Exhibit (d)(54) to PEA No. 60.*

(64)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and ING Clarion Real Estate Securities, LLC dated November 18, 2008 filed as Exhibit (d)(63) to PEA No. 64.*

(65)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Axiom International Investors, LLC dated November 19, 2008 filed as Exhibit (d)(58) to PEA No. 64. *

(66)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and PanAgora Asset Management, Inc. dated November 19, 2008 filed as Exhibit (d)(59) to PEA No. 64.*

(67)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Westwood Global Investments, LLC dated November 19, 2008 filed as Exhibit (d)(60) to PEA No. 64.*

(68)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Cohen & Steers Capital Management, Inc. dated November 19, 2008 filed as Exhibit (d)(61) to PEA No. 64.*

(69)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and EII Realty Securities Inc. dated November 19, 2008 filed as Exhibit (d)(62) to PEA No. 64.*

(70)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Loomis, Sayles & Company, L.P. dated August 28, 2009 filed as Exhibit (d)(70) to PEA No. 68.*

(71)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Stone Harbor Investment Partners LP dated August 28, 2009 filed as Exhibit (d)(71) to PEA No. 68.*

(72)	Assumption Agreement between Northern Trust Investments, N.A. and Northern Trust Global Investments Limited dated August 3, 2007 filed as Exhibit (d)(29) to PEA No. 59.

(73)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and Altrinsic Global Advisors, LLC filed as Exhibit (d)(34) to PEA No. 69.

(74)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and Axiom International Investors, LLC filed as Exhibit (d)(35) to PEA No. 69.

(75)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and Cohen & Steers Capital Management, Inc. filed as Exhibit (d)(36) to PEA No. 69.

(76)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and Delaware Management Company, a series of Delaware Management Business Trust filed as Exhibit (d)(38) to PEA No. 69.

(77)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and EII Realty Securities, Inc. filed as Exhibit (d)(39) to PEA No. 69.

(78)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and Geneva Capital Management Ltd. filed as Exhibit (d)(40) to PEA No. 69.

(79)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and ING Clarion Real Estate Securities, LLC filed as Exhibit (d)(41) to PEA No. 69.

(80)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and Jennison Associates LLC filed as Exhibit (d)(42) to PEA No. 69.

(81)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and Loomis, Sayles & Company L.P. filed as Exhibit (d)(43) to PEA No. 69.

(82)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and LSV Asset Management filed as Exhibit (d)(44) to PEA No. 69.

(83)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and Marsico Capital Management, LLC filed as Exhibit (d)(45) to PEA No. 69.

(84)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and PanAgora Asset Management, Inc. filed as Exhibit (d)(49) to PEA No. 69.

(85)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and Stone Harbor Investment Partners LP filed as Exhibit (d)(50) to PEA No. 69.

(86)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and Systematic Financial Management LP filed as Exhibit (d)(51) to PEA No. 69.

(87)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and TCW Investment Management Company filed as Exhibit (d)(52) to PEA No. 69.

(88)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and Westwood Global Investments, LLC filed as Exhibit (d)(54) to PEA No. 69.

(89)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and William Blair & Company filed as Exhibit (d)(56) to PEA No. 69.

(90)	Investment Sub-Advisory Agreement among The Northern Trust Company of Connecticut (formerly Northern Trust Global Advisors, Inc.), Northern Trust Investments, N.A. and Delaware Management Company dated January 4, 2010 filed as Exhibit (d)(98) to PEA No. 75.*

(91)	Investment Sub-Advisory Agreement among The Northern Trust Company of Connecticut, Northern Trust Investments, N.A. and Riverbridge Partners, LLC dated March 15, 2010 filed as Exhibit (d)(99) to PEA No. 75.*

(92)	Investment Sub-Advisory Agreement among The Northern Trust Company of Connecticut, Northern Trust Investments, N.A. and Trilogy Global Advisors, LLC dated March 15, 2010 filed as Exhibit (d)(100) to PEA No. 75.*

(93)	Investment Sub-Advisory Agreement among The Northern Trust Company of Connecticut, Northern Trust Investments, N.A. and Denver Investment Advisors LLC dated June 3, 2010 filed as Exhibit (d)(101) to PEA No. 75.*

(94)	Investment Sub-Advisory Agreement among The Northern Trust Company of Connecticut, Northern Trust Investments, N.A. and Hotchkis and Wiley Capital Management, LLC dated June 3, 2010 filed as Exhibit (d)(102) to PEA No. 75.*

(95)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and NFJ Investment Group dated October 1, 2010 filed as Exhibit (d)(98) to Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A, filed on July 27, 2011 (Accession No. 0001193125-11-199111) (“PEA No. 78”).*

(96)	Investment Sub-Advisory Agreement among Northern Trust Investments, N.A., The Northern Trust Company of Connecticut and Trilogy Global Advisors, LP dated December 3, 2010 filed as Exhibit (d)(99) to PEA No. 78.*

(97)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Altrinsic Global Advisors, LLC filed as Exhibit (d)(100) to PEA No. 78.

(98)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Axiom International Investors, LLC filed as Exhibit (d)(101) to PEA No. 78.

(99)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Cohen & Steers Capital Management, Inc. filed as Exhibit (d)(102) to PEA No. 78.

(100)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Delaware Management Company, a series of Delaware Management Business Trust filed as Exhibit (d)(103) to PEA No. 78.

(101)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Denver Investment Advisors LLC filed as Exhibit (d)(104) to PEA No. 78.

(102)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and EII Realty Securities, Inc. filed as Exhibit (d)(105) to PEA No. 78.

(103)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Geneva Capital Management Ltd. filed as Exhibit (d)(106) to PEA No. 78.

(104)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Hotchkis & Wiley Capital Management, LLC filed as Exhibit (d)(107) to PEA No. 78.

(105)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and ING Clarion Real Estate Securities, LLC filed as Exhibit (d)(108) to PEA No. 78.

(106)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Jennsion Associates LLC filed as Exhibit (d)(109) to PEA No. 78.

(107)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Loomis Sayles & Company, L.P. filed as Exhibit (d)(110) to PEA No. 78.

(108)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and LSV Asset Management filed as Exhibit (d)(111) to PEA No. 78.

(109)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Marsico Capital Management, LLC filed as Exhibit (d)(112) to PEA No. 78.

(110)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and NFJ Investment Group filed as Exhibit (d)(113) to PEA No. 78.

(111)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and PanAgora Asset Management, Inc. filed as Exhibit (d)(114) to PEA No. 78.

(112)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Riverbridge Partners, LLC filed as Exhibit (d)(115) to PEA No. 78.

(113)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Stone Harbor Investment Partners LP filed as Exhibit (d)(116) to PEA No. 78.

(114)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Systematic Financial Management LP filed as Exhibit (d)(117) to PEA No. 78.

(115)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and TCW Investment Management Company filed as Exhibit (d)(118) to PEA No. 78.

(116)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Trilogy Global Advisors, LP filed as Exhibit (d)(120) to PEA No. 78.

(117)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Westwood Global Investments, LLC filed as Exhibit (d)(122) to PEA No. 78.

(118)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and William Blair & Company filed as Exhibit (d)(123) to PEA No. 78.

(119)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and NWQ Investment Management Company, LLC dated February 1, 2011 filed as Exhibit (d)(124) to PEA No. 78.*

(120)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Cardinal Capital Management, L.L.C. dated February 1, 2011 filed as Exhibit (d)(125) to PEA No. 78.*

(121)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Allianz Global Investors Capital LLC dated February 1, 2011 filed as Exhibit (d)(126) to PEA No. 78.*

(122)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Pzena Investment Management, LLC dated June 28, 2011 filed as Exhibit (d)(127) to PEA No. 78.*

(123)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Neuberger Berman Fixed Income LLC dated July 1, 2011 filed as Exhibit (d)(128) to PEA No. 78.*

	(124)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and CBRE Clarion Securities, LLC dated July 1, 2011 filed as Exhibit (d)(129) to PEA No. 78.*

	(125)	Amendment No. 1 to the Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and CBRE Clarion Securities, LLC dated January 1, 2012 filed as Exhibit (d)(125) to PEA No. 86.*

	(126)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Northern Cross, LLC dated January 26, 2012 filed as Exhibit (d)(128) to Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A, filed on April 25, 2012 (Accession No. 0001193125-12-181937) (“PEA No. 83”).*

	(127)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and EARNEST Partners, LLC dated June 15, 2012 filed as Exhibit (d)(127) to PEA No. 86.*

	(128)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Brookfield Investment Management Inc. dated May 18, 2012 filed as Exhibit (d)(128) to PEA No. 86.*

	(129)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Macquarie Capital Investment Management, Inc. dated May 18, 2012 filed as Exhibit (d)(129) to PEA No. 86.*

	(130)	Amended and Restated Expense Reimbursement Agreement between Northern Funds and Northern Trust Investments, Inc. dated July 31, 2011 filed as Exhibit (d)(98) to PEA No. 77.

	(131)	Amended and Restated Expense Reimbursement Agreement between Northern Funds, Northern Trust Investments, Inc. and The Northern Trust Company of Connecticut dated July 31, 2011 filed as Exhibit (d)(131) to PEA No. 78.

	(132)	Amended and Restated Expense Reimbursement Agreement between Northern Funds and Northern Trust Investments, Inc. dated November 4, 2011 filed as Exhibit (d)(129) to PEA No. 81.

	(133)	Amendment No. 1 to the Amended and Restated Expense Reimbursement Agreement between Northern Funds and Northern Trust Investments, Inc. dated May 18, 2012 filed as Exhibit (d)(133) Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on July 23, 2012 (Accession No. 0001193125-12-310485) (“PEA No. 85”).

	(134)	Amended and Restated Expense Reimbursement Agreement among Northern Funds, Northern Trust Investments, Inc. and The Northern Trust Company of Connecticut dated November 4, 2011 filed as Exhibit (d)(133) to PEA No. 83.

	(135)	Amendment No. 1 to the Amended and Restated Expense Reimbursement Agreement among Northern Funds, Northern Trust Investments, Inc. and The Northern Trust Company of Connecticut dated May 18, 2012 filed as Exhibit (d)(135) to PEA No. 86.

	(136)	Expense Reimbursement Agreement among Northern Funds, Northern Trust Investments, Inc. and The Northern Trust Company of Connecticut dated May 18, 2012 filed as Exhibit (d)(136) to PEA No. 86.

	(137)	Amended and Restated Expense Reimbursement and Advisory Fee Waiver Agreement between Northern Funds and Northern Trust Investments, Inc. dated November 4, 2011 filed as Exhibit (d)(130) to PEA No. 81.

	(138)	Amendment No. 1 to the Amended and Restated Expense Reimbursement and Advisory Fee Waiver Agreement between Northern Funds and Northern Trust Investments, Inc. dated February 24, 2012 filed as Exhibit (d)(131) to PEA No. 81.

e)	(1)	Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated March 31, 2009 filed as Exhibit (e)(1) to PEA No. 71.

	(2)	Amended and Restated Schedule A to the Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated May 8, 2009 filed as Exhibit (e)(2) to PEA No. 71.

	(3)	Amended and Restated Schedule A to the Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated August 28, 2009 filed as Exhibit (e)(3) to PEA No. 71.

	(4)	Amended and Restated Schedule A to the Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated May 7, 2010 filed as Exhibit (e)(4) to PEA No. 76.

	(5)	Amended and Restated Schedule A to the Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated February 18, 2011 filed as Exhibit (e)(5) to PEA No. 77.

	(6)	Amended and Restated Schedule A to the Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated May 18, 2012 filed as Exhibit (e)(6) to PEA No. 86.

f)		None.

g)	(1)	Custodian Agreement between Registrant and The Northern Trust Company dated April 1, 1994 (“Custodian Agreement”) filed as Exhibit 8(a) to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A, filed on July 29, 1996 (Accession No. 0000893220-96-001248) (“PEA No. 11”).

	(2)	Addendum No. 1 to the Custodian Agreement dated November 29, 1994 filed as Exhibit 8(d) to PEA No. 11.

	(3)	Addendum No. 2 to the Custodian Agreement dated March 29, 1996 filed as Exhibit 8(f) to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A, filed on June 12, 1996 (Accession No. 0000893220-96-000957) (“PEA No. 9”).

	(4)	Addendum No. 3 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(i) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A, filed on October 30, 1996 (Accession No. 0000893220-96-001771) (“PEA No. 12”).

	(5)	Addendum No. 4 to the Custodian Agreement dated August 6, 1996 filed as Exhibit 8(j) to PEA No. 12.

	(6)	Addendum No. 5 to the Custodian Agreement dated March 24, 1997 filed as Exhibit 8(n) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 1997 (Accession No. 0000893220-97-001320) (“PEA No. 16”).

	(7)	Addendum No. 6 to the Custodian Agreement dated February 12, 1997 filed as Exhibit 8(l) to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A, filed on March 20, 1998 (Accession No. 0000893220-98-000578) (“PEA No. 19”).

	(8)	Addendum No. 7 to the Custodian Agreement dated November 18, 1997 filed as Exhibit 8(o) to PEA No. 19.

	(9)	Addendum No. 8 to the Custodian Agreement dated December 21, 1998 filed as Exhibit (g)(12) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on May 28, 1999 (Accession No. 0000893220-99-000673) (“PEA No. 22”).

	(10)	Addendum No. 9 to the Custodian Agreement dated September 15, 1999 filed as Exhibit (g)(13) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, filed on October 15, 1999 (Accession No. 0000893220-99-001176) (“PEA No. 27”).

	(11)	Addendum No. 10 to the Custodian Agreement dated December 28, 1999 filed as Exhibit (g)(14) to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A, filed on December 28, 1999 (Accession No. 0000948221-99-000405) (“PEA No. 28”).

	(12)	Addendum No. 11 to the Custodian Agreement dated July 31, 2000 filed as Exhibit (g)(15) to PEA No. 35.

	(13)	Addendum No. 12 to the Custodian Agreement dated August 1, 2000 filed as Exhibit (g)(16) to PEA No. 35.

	(14)	Addendum No. 13 to the Custodian Agreement dated September 26, 2000 filed as Exhibit (g)(17) to PEA No. 35.

	(15)	Addendum No. 14 to the Custodian Agreement dated May 17, 2001 filed as Exhibit (g)(15) to PEA No. 36.

(16)	Addendum No. 15 to the Custodian Agreement dated October 30, 2001 filed as Exhibit (g)(16) to PEA No. 38.

(17)	Addendum No. 16 to the Custodian Agreement dated July 29, 2003 filed as Exhibit (g)(17) to PEA No. 40.

(18)	Addendum No. 17 to the Custodian Agreement dated February 14, 2005 filed as Exhibit (g)(18) to PEA No. 42.

(19)	Addendum No. 18 to the Custodian Agreement dated December 5, 2005 filed as Exhibit (g)(19) to PEA No. 45.

(20)	Addendum No. 19 to the Custodian Agreement dated May 5, 2006 filed as Exhibit (g)(20) to PEA No. 50.

(21)	Addendum No. 20 to the Custodian Agreement dated February 16, 2007 filed as Exhibit (g)(21) to PEA No. 53.

(22)	Addendum No. 21 to the Custodian Agreement dated August 3, 2007 filed as Exhibit (g)(22) to PEA No. 58.

(23)	Addendum No. 22 to the Custodian Agreement dated August 3, 2007 filed as Exhibit (g)(23) to PEA No. 58.

(24)	Addendum No. 23 to the Custodian Agreement dated May 8, 2009 filed as Exhibit (g)(24) to PEA No. 65.

(25)	Addendum No. 24 to the Custodian Agreement dated May 7, 2010 filed as Exhibit (g)(25) to PEA No. 76.

(26)	Addendum No. 25 to the Custodian Agreement dated February 18, 2011 filed as Exhibit (g)(26) to PEA No. 77.

(27)	Addendum No. 26 to the Custodian Agreement dated February 18, 2011 filed as Exhibit (g)(27) to PEA No. 77.

(28)	Foreign Custody Agreement between Registrant and The Northern Trust Company dated April 1, 1994 (“Foreign Custody Agreement”) filed as Exhibit 8(g) to PEA No. 11.

(29)	Addendum No. 1 to the Foreign Custody Agreement dated April 1, 1998 filed as Exhibit 8(p) to PEA No. 19.

(30)	Addendum No. 2 to the Foreign Custody Agreement dated February 8, 2000 filed as Exhibit (g)(15) to PEA Nos. 30 and 31.

(31)	Addendum No. 3 to the Foreign Custody Agreement dated July 31, 2000 filed as Exhibit (g)(19) to PEA No. 35.

(32)	Addendum No. 4 to the Foreign Custody Agreement dated October 30, 2001 filed as Exhibit (g)(21) to PEA No. 38.

(33)	Addendum No. 5 to the Foreign Custody Agreement dated July 29, 2003 filed as Exhibit (g)(23) to PEA No. 40.

(34)	Addendum No. 6 to the Foreign Custody Agreement dated February 14, 2005 filed as Exhibit (g)(25) to PEA No. 42.

(35)	Addendum No. 7 to the Foreign Custody Agreement dated February 17, 2006 filed as Exhibit (g)(28) to PEA No. 46.

(36)	Addendum No. 8 to the Foreign Custody Agreement dated May 5, 2006 filed as Exhibit (g)(29) to PEA No. 50.

(37)	Addendum No. 9 to the Foreign Custody Agreement dated May 5, 2006 filed as Exhibit (g)(30) to PEA No. 50.

(38)	Addendum No. 10 to the Foreign Custody Agreement dated November 2, 2007 filed as Exhibit (g)(34) to PEA No. 59.

(39)	Addendum No. 11 to the Foreign Custody Agreement dated August 8, 2008 filed as Exhibit (g)(35) to PEA No. 62.

	(40)	Addendum No. 12 to the Foreign Custody Agreement dated November 7, 2008 filed as Exhibit (g)(36) to PEA No. 63.

	(41)	Addendum No. 13 to the Foreign Custody Agreement dated August 28, 2009 filed as Exhibit (g)(38) to PEA No. 68.

	(42)	Foreign Custody Monitoring Agreement between Registrant and The Northern Trust Company dated July 2, 2001 filed as Exhibit (g)(20) to PEA No. 37.

	(43)	Addendum No. 14 to the Foreign Custody Agreement dated February 18, 2011 filed as Exhibit (g)(43) to PEA No. 77.

	(44)	Addendum No. 15 to the Foreign Custody Agreement dated May 18, 2012 filed as Exhibit (g)(44) to PEA No. 86.

h)	(1)	Transfer Agency Agreement between Registrant and The Northern Trust Company dated April 1, 1994 (“Transfer Agency Agreement”) filed as Exhibit 8(b) to PEA No. 11.

	(2)	Addendum No. 1 to the Transfer Agency Agreement dated November 29, 1994 filed as Exhibit 8(c) to PEA No. 11.

	(3)	Addendum No. 2 to the Transfer Agency Agreement dated March 29, 1996 filed as Exhibit 8(e) to PEA No. 11.

	(4)	Addendum No. 3 to the Transfer Agency Agreement dated August 7, 1996 filed as Exhibit 8(h) to PEA No. 12.

	(5)	Addendum No. 4 to the Transfer Agency Agreement dated March 24, 1997 filed as Exhibit 8(m) to PEA No. 16.

	(6)	Addendum No. 5 to the Transfer Agency Agreement dated February 12, 1997 filed as Exhibit 8(k) to PEA No. 19.

	(7)	Addendum No. 6 to the Transfer Agency Agreement dated November 18, 1997 filed as Exhibit 8(q) to PEA No. 19.

	(8)	Addendum No. 7 to the Transfer Agency Agreement dated December 21, 1998 filed as Exhibit (h)(11) to PEA No. 22.

	(9)	Addendum No. 8 to the Transfer Agency Agreement dated September 15, 1999 filed as Exhibit (h)(9) to PEA No. 27.

	(10)	Addendum No. 9 to the Transfer Agency Agreement dated December 28, 1999 filed as Exhibit (h)(10) to PEA No. 28.

	(11)	Addendum No. 10 to the Transfer Agency Agreement dated February 8, 2000 filed as Exhibit (h)(15) to PEA Nos. 30 and 31.

	(12)	Addendum No. 11 to the Transfer Agency Agreement dated July 31, 2000 filed as Exhibit (h)(13) to PEA No. 34.

	(13)	Addendum No. 12 to the Transfer Agency Agreement dated August 1, 2000 filed as Exhibit (h)(15) to PEA No. 35.

	(14)	Addendum No. 13 to the Transfer Agency Agreement dated August 1, 2000 filed as Exhibit (h)(16) to PEA No. 35.

	(15)	Addendum No. 14 to the Transfer Agency Agreement dated May 17, 2001 filed as Exhibit (h)(15) to PEA No. 36.

	(16)	Addendum No. 15 to the Transfer Agency Agreement dated October 30, 2001 filed as Exhibit (h)(16) to PEA No. 38.

	(17)	Addendum No. 16 to the Transfer Agency Agreement dated February 14, 2005 filed as Exhibit (h)(17) to PEA No. 42.

(18)	Addendum No. 17 to the Transfer Agency Agreement dated December 5, 2005 filed as Exhibit (h)(18) to PEA No. 45.

(19)	Addendum No. 18 to the Transfer Agency Agreement dated February 17, 2006 filed as Exhibit (h)(19) to PEA No. 46.

(20)	Addendum No. 19 to the Transfer Agency dated February 17, 2006 filed as Exhibit (h)(20) to PEA No. 46.

(21)	Addendum No. 20 to the Transfer Agency Agreement dated May 5, 2006 filed as Exhibit (h)(21) to PEA No. 50.

(22)	Addendum No. 21 to the Transfer Agency Agreement dated May 5, 2006 filed as Exhibit (h)(22) to PEA No. 50.

(23)	Addendum No. 22 to the Transfer Agency Agreement dated February 16, 2007 filed as Exhibit No. (h)(23) to PEA No. 53.

(24)	Addendum No. 23 to the Transfer Agency Agreement dated August 3, 2007 filed as Exhibit (h)(24) to PEA No. 58.

(25)	Addendum No. 24 to the Transfer Agency Agreement dated August 3, 2007 filed as Exhibit (h)(25) to PEA No. 58.

(26)	Addendum No. 25 to the Transfer Agency Agreement dated November 2, 2007 filed as Exhibit (h)(26) to PEA No. 59.

(27)	Addendum No. 26 to the Transfer Agency Agreement dated August 8, 2008 filed as Exhibit (h)(27) to PEA No. 62.

(28)	Addendum No. 27 to the Transfer Agency Agreement dated November 7, 2008 filed as Exhibit (h)(28) to PEA No. 63.

(29)	Addendum No. 28 to the Transfer Agency Agreement dated May 8, 2009 filed as Exhibit (h)(29) to PEA No. 65.

(30)	Addendum No. 29 to the Transfer Agency Agreement dated August 28, 2009 filed as Exhibit (h)(30) to PEA No. 68.

(31)	Addendum No. 30 to the Transfer Agency Agreement dated May 7, 2010 filed as Exhibit (h)(31) to PEA No. 76.

(32)	Addendum No. 31 to the Transfer Agency Agreement dated February 18, 2011 filed as Exhibit (h)(32) to PEA No. 77.

(33)	Addendum No. 32 to the Transfer Agency Agreement dated February 18, 2011 filed as Exhibit (h)(33) to PEA No. 77.

(34)	Addendum No. 33 to the Transfer Agency Agreement dated May 18, 2012 filed as Exhibit (h)(34) to PEA No. 86.

(35)	Amended and Restated Service Plan, adopted as of April 1, 1999 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (h)(11) to PEA No. 27.

(36)	Amended and Restated Service Plan adopted on April 1, 1994 and amended on May 2, 2000 and filed as Exhibit (h)(16) to PEA No. 34 and Related Forms of Servicing Agreement as amended on February 13, 2004 filed as Exhibit (h)(19) to PEA 40.

(37)	Administration Agreement by and between Registrant and Northern Trust Investments, N.A. dated January 1, 2009 (“Administration Agreement”) filed as Exhibit (h)(34) to PEA No. 65.

(38)	Amended and Restated Schedule A to the Administration Agreement dated May 8, 2009 filed as Exhibit (h)(35) to PEA No. 65.

(39)	Amended and Restated Schedule A to the Administration Agreement dated August 28, 2009 filed as Exhibit (h)(35) to PEA No. 68.

(40)	Amended and Restated Schedule C to the Administration Agreement dated July 31, 2010 filed as Exhibit (h)(36) to PEA No. 74.

	(41)	Amended and Restated Schedule A to the Administration Agreement dated May 7, 2010 filed as Exhibit (h)(39) to PEA No. 76.

	(42)	Amended and Restated Schedule C to the Administration Agreement dated August 11, 2010 filed as Exhibit (h)(40) to PEA No. 76.

	(43)	Amended and Restated Schedule A to the Administration Agreement dated February 18, 2011 filed as Exhibit (h)(42) to PEA No. 77.

	(44)	Amended and Restated Schedule A to the Administration Agreement dated May 18, 2012 filed as Exhibit (h)(44) to PEA No. 86.

	(45)	Plan of Reorganization by Northern Institutional Funds, on behalf of its Global Tactical Asset Allocation Portfolio, and Northern Funds, on behalf of its Global Tactical Asset Allocation Fund, dated February 18, 2011 filed as Exhibit (h)(43) to PEA No. 77.

i)		Opinion of Drinker Biddle & Reath LLP is filed herewith.

j)	(1)	Consent of Drinker Biddle & Reath LLP (included in Exhibit (i) above).

	(2)	Consent of Deloitte & Touche LLP filed as Exhibit (j)(2) to PEA No. 86.

k)		None.

l)	(1)	Purchase Agreement between Registrant and The Northern Trust Company dated March 31, 1994 filed as Exhibit 13(a) to PEA No. 11.

	(2)	Purchase Agreement between Registrant and Miriam M. Allison dated March 14, 1994 filed as Exhibit 13(b) to PEA No. 11.

	(3)	Purchase Agreement between Registrant and Miriam M. Allison dated March 31, 1998 for shares of the Mid Cap Growth Fund filed as Exhibit (l)(3) to PEA No. 22.

	(4)	Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Fixed Income Fund filed as Exhibit (l)(4) to PEA No. 22.

	(5)	Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Municipal Fund filed as Exhibit (l)(5) to PEA No. 22.

	(6)	Purchase Agreement between Registrant and Miriam M. Allison dated September 3, 1999 for shares of the Small Cap Index Fund filed as Exhibit (l)(6) to PEA No. 27.

	(7)	Purchase Agreement between Registrant and The Northern Trust Company dated September 3, 1999 for shares of the Income Equity Fund, Stock Index Fund, Growth Equity Fund, Technology Fund, International Growth Equity Fund and Small Cap Index Fund filed as Exhibit (l)(7) to PEA No. 27.

	(8)	Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Small Cap Growth Fund filed as Exhibit (l)(8) to PEA No. 27.

	(9)	Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Short-Intermediate U.S. Government Fund filed as Exhibit (l)(9) to PEA No. 27.

	(10)	Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the California Intermediate Tax-Exempt Fund filed as Exhibit (l)(10) to PEA No. 27.

	(11)	Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Arizona Tax-Exempt Fund filed as Exhibit (l)(11) to PEA No. 27.

	(12)	Purchase Agreement between Registrant and The Northern Trust Company dated October 1, 1999 for shares of the U.S. Government Fund, Intermediate Tax-Exempt Fund, Fixed Income Fund, Tax-Exempt Fund, California Tax-Exempt Fund, International Fixed Income Fund, Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund and Short-Intermediate U.S. Government Fund filed as Exhibit (l)(12) to PEA No. 27.

	(13)	Purchase Agreement between Registrant and The Northern Trust Company dated February 14, 2000 for shares of the MarketPower Fund filed as Exhibit (l)(13) to PEA Nos. 30 and 31.

(14)	Purchase Agreement between Registrant and Brian R. Curran dated May 8, 2000 for shares of the Global Communications Fund filed as Exhibit (l)(14) to PEA Nos. 30 and 31.

(15)	Purchase Agreement between Registrant and The Northern Trust Company dated February 14, 2000 for shares of the Tax-Exempt Money Market Fund filed as Exhibit (l)(15) to PEA Nos. 30 and 31.

(16)	Purchase Agreement between Registrant and Brian R. Curran for shares of the Large Cap Value Fund dated August 2, 2000 filed as Exhibit (l)(1) to PEA No. 35.

(17)	Purchase Agreement between Registrant and Brian R. Curran for shares of the Growth Opportunities Fund dated September 22, 2000 filed as Exhibit (l)(2) to PEA No. 35.

(18)	Purchase Agreement between Registrant and Brian R. Curran for shares of the Value Fund dated May 29, 2001 filed as Exhibit (l)(18) to PEA No. 38.

(19)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Mid Cap Index Fund dated February 14, 2005 filed as Exhibit (l)(19) to PEA No. 42.

(20)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the International Equity Index Fund dated February 14, 2005 filed as Exhibit (l)(20) to PEA No. 42.

(21)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Enhanced Large Cap Fund dated December 5, 2005 filed as Exhibit (l)(21) to PEA No. 45.

(22)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Emerging Markets Equity Fund dated February 17, 2006 filed as Exhibit (l)(22) to PEA No. 46.

(23)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Multi-Manager Mid Cap Fund, Multi-Manager Small Cap Fund, and Multi-Manager International Equity Fund dated May 5, 2006 filed as Exhibit (l)(23) to PEA No. 50.

(24)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Global Real Estate Index Fund dated May 5, 2006 filed as Exhibit (l)(24) to PEA No. 50.

(25)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Bond Index Fund dated February 16, 2007 filed as Exhibit (l)(25) to PEA No. 53.

(26)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Multi-Manager Large Cap Fund dated August 3, 2007 filed as Exhibit (l)(26) to PEA No. 58.

(27)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Short-Intermediate Tax-Exempt Fund dated August 3, 2007 filed as Exhibit (l)(27) to PEA No. 58.

(28)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Global Sustainability Index Fund dated November 2, 2007 filed as Exhibit (l)(28) to PEA No. 59.

(29)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Developed International Small Cap Index Fund dated August 8, 2008 filed as Exhibit (l)(29) to PEA No. 62.

(30)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Multi-Manager Emerging Markets Equity Fund dated November 17, 2008 filed as Exhibit (l)(30) to PEA No. 63.

(31)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Multi-Manager Global Real Estate Fund dated November 17, 2008 filed as Exhibit (l)(31) to PEA No. 63.

(32)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Ultra-Short Fixed Income Fund dated May 8, 2009 filed as Exhibit (l)(32) to PEA No. 65.

(33)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Tax-Advantaged Ultra-Short Fixed Income Fund dated May 8, 2009 filed as Exhibit (l)(33) to PEA No. 65.

(34)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Multi-Manager High Yield Opportunity Fund dated August 29, 2009 filed as Exhibit (l)(34) to PEA No. 68.

(35)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Investors Money Market Fund dated May 7, 2010 filed as Exhibit (l)(35) to PEA No. 76.

	(36)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Investors AMT-Free Municipal Money Market Fund dated May 7, 2010 filed as Exhibit (l)(36) to PEA No. 76.

	(37)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Investors U.S. Government Money Market Fund dated May 7, 2010 filed as Exhibit (l)(37) to PEA No. 76.

	(38)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Global Tactical Asset Allocation Fund dated May 20, 2011 filed as Exhibit (l)(38) to PEA No. 77.

	(39)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Multi-Manager Global Listed Infrastructure Fund dated May 18, 2012 filed as Exhibit (l)(39) to PEA No. 86.

m)	(1)	Amended and Restated Distribution and Service Plan, adopted April 1, 1994 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (m) to PEA No. 27.

	(2)	Amended and Restated Distribution and Service Plan, adopted April 1, 1994 and most recently amended as of May 2, 2000 and related Agreement filed as Exhibit (m)(2) to PEA No. 81.

n)		None.

o)		None.

p)	(1)	Amended Code of Ethics of the Trust revised on February 19, 2009 filed as Exhibit (p)(1) to PEA No. 65.

	(2)	Amended Code of Ethics of Northern Trust Investments, N.A. dated February 1, 2010 filed as Exhibit (p)(2) to PEA No. 71.

	(3)	The Code of Ethics of Northern Trust Global Investments Limited adopted on September 13, 2006 filed as Exhibit (p)(5) to Post Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A, filed on December 6, 2006 (Accession No. 0000950137-06-013309) (“PEA No. 52”).

	(4)	Code of Ethics of Northern Trust Company of Connecticut, adopted September 17, 2009 filed as Exhibit (p)(5) to PEA No. 69.

	(5)	Code of Ethics of William Blair Funds and William Blair & Company, L.L.C.’s Investment Management Department, as amended May 9, 2007 and February 18, 2010 filed as Exhibit (p)(6) to PEA No. 75.

	(6)	Code of Ethics of EII Realty Securities Inc., dated December 1, 2010 filed as Exhibit (p)(6) to PEA No. 78.

	(7)	Code of Ethics and Personal Trading Policy of Geneva Capital Management Ltd., adopted September 20, 2004, as revised November 30, 2007 filed as Exhibit (p)(9) to PEA No. 66.

	(8)	Code of Ethics of TCW, as amended March 31, 2008 filed as Exhibit (p)(21) to PEA No. 60.

	(9)	Amendment No. 1 to Code of Ethics of TCW, effective February 17, 2009 filed as Exhibit (p)(11) to PEA No. 66.

	(10)	Code of Ethics of Nuveen Investments, Inc., including NWQ Investment Management Company, LLC, dated February 1, 2005, as amended through May 29, 2008 filed as Exhibit (p)(12) to PEA No. 66.

	(11)	Code of Ethics of Delaware Investments, as amended August 20, 2008 filed as Exhibit (p)(14) to PEA No. 66.

	(12)	Code of Ethics of Cohen & Steers Inc., Amended and Restated October 1, 2009 filed as Exhibit (p)(14) to PEA No. 75.

	(13)	Code of Ethics of Marsico Capital Management, LLC, effective October 1, 2004, as amended through September 1, 2008 filed as Exhibit (p)(16) to PEA No. 66.

	(14)	Code of Ethics of Axiom International Investors, LLC dated October 1, 2009 filed as Exhibit (p)(16) to PEA No. 75.

	(15)	Code of Ethics of Westwood Global Investments, LLC, dated November 14, 2008 filed as Exhibit (p)(24) to PEA No. 64.

	(16)	Code of Ethics of Altrinsic Global Advisors, LLC, adopted November 1, 2004, as amended through January 1, 2010 filed as Exhibit (p)(18) to PEA No. 75.

	(17)	Code of Ethics of PanAgora Asset Management, Inc., dated December 31, 2009 filed as Exhibit (p)(19) to PEA No. 75.

	(18)	Code of Ethics, Policy on Insider Trading and Personal Trading Policy of Jennison Associates LLC, as amended December 31, 2008 filed as Exhibit (p)(21) to PEA No. 66.

	(19)	Code of Ethics of CBRE Clarion Securities, dated January 2012 filed as Exhibit (p)(19) to PEA No. 86.

	(20)	Code of Ethics and Personal Trading Policy of LSV Asset Management amended as of February 19, 2009 filed as Exhibit (p)(23) to PEA No. 66.

	(21)	Code of Ethics of Systematic Financial Management, L.P., effective July 1, 2009 filed as Exhibit (p)(25) to PEA No. 66.

	(22)	Code of Ethics of Loomis, Sayles & Company, L.P., effective January 14, 2000, as amended through May 20, 2010 filed as Exhibit (p)(25) to PEA No. 75.

	(23)	Code of Ethics of Stone Harbor Investment Partners LP, dated August 2007 filed as Exhibit (p)(27) to PEA No. 68.

	(24)	Code of Ethics of Riverbridge Partners LLC dated September 1, 2004 filed as Exhibit (p)(27) to PEA No. 72.

	(25)	Code of Ethics of Trilogy Global Advisors, LLC dated December 2007 filed as Exhibit (p)(28) to PEA No. 72.

	(26)	Code of Ethics of Denver Investment Advisors LLC amended effective May 1, 2009 filed as Exhibit (p)(29) to PEA No. 72.

	(27)	Code of Ethics of Hotchkis and Wiley Capital Management, LLC dated August 18, 2009 filed as Exhibit (p)(30) to PEA No. 72.

	(28)	Code of Ethics of Cardinal Capital Management, L.L.C. filed as Exhibit (p)(29) to PEA No. 78.

	(29)	Code of Ethics of Allianz Global Investors of America L.P., including Allianz Global Investors Capital LLC and NFJ Investment Group LLC dated October 2009 (San Diego based employees) and November 1, 2009 (All other employees) filed as Exhibit (p)(30) to PEA No. 78.

	(30)	Code of Business Conduct and Ethics of Pzena Investment Management, Inc. and Pzena Investment Management, LLC effective as of October 25, 2007, revised as of January 4, 2010, filed as Exhibit (p)(31) to PEA No. 78.

	(31)	Code of Ethics of Neuberger Berman dated March 2010 filed as Exhibit (p)(32) to PEA No. 78.

	(32)	Code of Ethics of Northern Cross, LLC dated March 25, 2009 filed as Exhibit (p)(32) to PEA No. 86.

	(33)	Code of Ethics of EARNEST Partners, LLC dated August 4, 2008 filed as Exhibit (p)(33) to PEA No. 86.

	(34)	Code of Ethics of Brookfield Investment Management Inc. dated August 16, 2011 filed as Exhibit (p)(34) to PEA No. 86.

	(35)	Code of Ethics of Macquarie Capital Investment Management LLC dated January 31, 2012 filed as Exhibit (p)(35) to PEA No. 86.

q)	(1)	Power of Attorney dated May 18, 2012 filed as Exhibit (q) to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A, filed on June 19, 2012 (Accession No. 0001193125-12-275500.

	(2)	Power of Attorney dated May 18, 2012 filed as Exhibit (q)(2) to PEA No. 85.

*	Portions of this exhibit have been omitted pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

Northern Funds is controlled by its Board of Trustees. The Northern Multi-Manager Funds are controlled by the Multi-Manager Funds Board of Trustees.

ITEM 30.	INDEMNIFICATION

Section 3 of Article IV of the Registrant’s Agreement and Declaration of Trust dated February 7, 2000, as amended, provides for indemnification of the Registrant’s officers and Trustees under certain circumstances. A copy of such Agreement and Declaration of Trust was filed as Exhibit (a)(19) to Post-Effective Amendment No. 30/31 to Registrant’s Registration Statement on Form N-1A and is incorporated herein by reference.

Paragraph 7 of each Investment Advisory and Ancillary Services Agreement between the Registrant and the investment advisers (together, the “Adviser”) provides for indemnification of the Adviser or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities to which the Adviser may be subject. Copies of the Investment Advisory and Ancillary Services Agreements were filed as Exhibits (d)(19) and (d)(24) to Post-Effective Amendment Nos. 49 and 59, respectively, to Registrant’s Registration Statements on Form N-1A and are incorporated herein by reference.

Article 10 of the Administration Agreement dated January 1, 2009 among the Registrant and Northern Trust Investments, Inc. (“NTI”) provides that the Registrant will indemnify Northern Trust Investments, Inc. (the “Administrator”) against all claims except those resulting from the willful misfeasance, bad faith, negligence or reckless disregard of the Administrator, or the Administrator’s breach of confidentiality. A copy of the Administration Agreement was filed as Exhibit (h)(34) to Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A and is incorporated herein by reference.

Paragraph 3 of the Distribution Agreement dated March 31, 2009 between the Registrant and Northern Funds Distributors, LLC (“NFD”) provides that the Registrant will indemnify NFD against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Registrant by NFD, or those resulting from the willful misfeasance, bad faith or negligence of NFD, or NFD’s breach of confidentiality. Paragraph 3 of the Distribution Agreement also provides that NFD will indemnify the Trustees and officers of the Registrant against certain liabilities relating to untrue statements or omissions of material fact resulting from the reliance on information furnished to the Registrant by NFD, and those liabilities resulting from NFD’s willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under the Distribution Agreement, or NFD’s breach of its confidentiality obligations under the Distribution Agreement. A copy of the Distribution Agreement was filed as Exhibit (e)(1) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A and is incorporated herein by reference.

A mutual fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy’s coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of The Northern Trust Corporation, and Northern Trust Global Investments Limited (“NTGIL”), serve as the co-investment advisers of the Global Fixed Income Fund. The Northern Trust Company of Connecticut (“NTCC”) and NTI serve as co-investment advisers of the Multi-Manager Emerging Markets Equity Fund, Multi-Manager Global Real Estate Fund, Multi-Manager High Yield Opportunity Fund, Multi-Manager International Equity Fund, Multi-Manager Large Cap Fund, Multi-Manager Mid Cap Fund and Multi-Manager Small Cap Fund (together, the “Multi-Manager Funds”). NTI serves as the investment adviser of each of the other Funds of the Trust. NTI, NTGIL and NTCC are each referred to as “Investment Adviser.” NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603, NTGIL is located at 50 Bank Street, Canary Wharf, London, E14 5NT, United Kingdom, and NTCC is located at 300 Atlantic Street, Stamford, Connecticut, 06901.

Set forth below is a list of officers and directors of NTI, NTGIL, NTCC and the Sub-Advisers of the Multi-Manager Funds, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years. Most officers and directors of NTI hold comparable positions with The Northern Trust Company (other than as director), as indicated below, and certain other officers of NTI hold comparable positions with Northern Trust Bank, N.A., a wholly-owned subsidiary of Northern Trust Corporation. The tables below were provided to the Registrant by the Investment Advisers and Sub-Advisers for inclusion in this Registration Statement.

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Abdul Karim, Walid T.	The Northern Trust Company	Vice President
Vice President

Aitcheson, James A. Vice President	The Northern Trust Company	Senior Vice President

Alongi, David M. Senior Vice President	The Northern Trust Company	Senior Vice President

Amaya, Luis Vice President	The Northern Trust Company	Vice President

Anast, Angela H. Vice President	The Northern Trust Company	Vice President

Anderson, Timothy Vice President	The Northern Trust Company	Vice President

Antonacci, Jeffrey M. Senior Vice President	The Northern Trust Company	Senior Vice President

Ayres, Scott R. Senior Vice President	The Northern Trust Company	Senior Vice President

Azar, Frederick A. Vice President	The Northern Trust Company	Vice President

Baldwin, Florette L. Vice President	The Northern Trust Company	Vice President

Bandar, Walid S. Vice President	The Northern Trust Company	Vice President

Bandura, Daniel T. Vice President	The Northern Trust Company	Vice President

Baras, Ellen G. Vice President	The Northern Trust Company	Vice President

Baron, Tracy L. Senior Vice President	The Northern Trust Company	Senior Vice President

Bartczyszyn, Michael S. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Basch, Brian A. Vice President	The Northern Trust Company	Vice President

Basso, Belinda M. Vice President	The Northern Trust Company	Vice President

Beckman, Carl P. Senior Vice President & Treasurer	The Northern Trust Company	Senior Vice President

Behar, Gregory S. Senior Vice President	The Northern Trust Company	Senior Vice President

Benson, Jacquelyn M. Senior Vice President	The Northern Trust Company	Senior Vice President

Benzmiller, Thomas R. Senior Vice President	The Northern Trust Company	Senior Vice President

Bergson, Robert H. Senior Vice President	The Northern Trust Company	Senior Vice President

Bieber, Christopher Vice President	The Northern Trust Company	Vice President

Blair, Timothy P. Vice President	The Northern Trust Company	Vice President

Blank, Justin Vice President	The Northern Trust Company	Vice President

Bleecker, Ali K. Senior Vice President	The Northern Trust Company	Senior Vice President

Boeckmann, Eric Vonn Senior Vice President	The Northern Trust Company	Senior Vice President

Bohlin, Andrew P. Vice President	The Northern Trust Company	Vice President

Borel, Ainsley, J. Senior Vice President	The Northern Trust Company	Senior Vice President

Browne, Kieran Senior Vice President	The Northern Trust Company	Senior Vice President

Browne, Robert P. Executive Vice President, Director and Chief Investment Officer	The Northern Trust Company	Executive Vice President

Buckley, Melissa A. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Buerckholtz, Elizabeth J. Senior Vice President	The Northern Trust Company	Senior Vice President

Bugajski, James Edmund Vice President	The Northern Trust Company	Vice President

Bukoll, Martin B. Senior Vice President	The Northern Trust Company	Senior Vice President

Burgul, Cevdet Sertan Vice President	The Northern Trust Company	Vice President

Bursua, Brian M. Vice President	The Northern Trust Company	Vice President

Camden, Bradley T. Vice President	The Northern Trust Company	Vice President

Carberry, Craig R. Secretary	The Northern Trust Company	Senior Attorney

Carlson, Christopher W. Senior Vice President	The Northern Trust Company	Senior Vice President

Carlson, Mark D. Senior Vice President	The Northern Trust Company	Senior Vice President

Carr, Allen G. Vice President	The Northern Trust Company	Vice President

Carroll, Keith D. Vice President	The Northern Trust Company	Vice President

Caruso, Keith A. Vice President	The Northern Trust Company	Vice President

Castino, Michael T. Senior Vice President	The Northern Trust Company	Senior Vice President

Chico, Michael R. Vice President	The Northern Trust Company	Vice President

Clark, Richard L. Senior Vice President	The Northern Trust Company	Senior Vice President

Cohodes, Jeffrey D. Executive Vice President, Director and COO	The Northern Trust Company	Executive Vice President

Connellan, Kevin Anthony Senior Vice President	The Northern Trust Company	Senior Vice President

Costello, Joseph H. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Cousins, Stephen J. Senior Vice President	The Northern Trust Company	Senior Vice President

Cubeles, Alain Senior Vice President	The Northern Trust Company	Senior Vice President

Czochara, Susan C. Senior Vice President	The Northern Trust Company	Senior Vice President

D’Arienzo, Louis R. Vice President	Northern Trust Bank, N.A.	Vice President

Danaher, James Senior Vice President	The Northern Trust Company	Senior Vice President

Danko, Christine A. Vice President	The Northern Trust Company	Vice President

Dawson, Jason E. Vice President	The Northern Trust Company	Vice President

Dehnert, Melissa Ann Vice President	The Northern Trust Company	Vice President

Dekhayser, Jordan D. Vice President	The Northern Trust Company	Vice President

Delaney, Michael J Vice President.	The Northern Trust Company	Vice President

Dering, Michael C. Vice President	The Northern Trust Company	Vice President

DeSouza, Leonor Vice President	The Northern Trust Company	Vice President

Detroy, Timothy J. Vice President	The Northern Trust Company	Vice President

Deverall, , Michael C. Vice President	The Northern Trust Company	Vice President

Diehl, Jr., Joseph R. Senior Vice President	The Northern Trust Company	Senior Vice President

Doell, John C. Senior Vice President	The Northern Trust Company	Senior Vice President

Donaldson, Julian O. Vice President	The Northern Trust Company	Vice President

Dorsey, Jennifer Ann Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Doucette, Mary S. Senior Vice President	The Northern Trust Company	Senior Vice President

Doyle, Michael T. Vice President	The Northern Trust Company	Vice President

Driscoll, Peter John Vice President	The Northern Trust Company	Vice President

Dzanis, Patrick E. Senior Vice President	The Northern Trust Company	Senior Vice President

Ebel, Christopher John Vice President	The Northern Trust Company	Vice President

Egizio, Michael P. Vice President	The Northern Trust Company	Vice President

Escalante, Patrick D. Vice President	The Northern Trust Company	Vice President

Evans, Megan Chapman Senior Vice President	The Northern Trust Company	Senior Vice President

Everett, Steven R. Senior Vice President	The Northern Trust Company	Senior Vice President

Ewing, Peter K. Senior Vice President	The Northern Trust Company	Senior Vice President

Ferguson, Jr., John Allen Vice President	The Northern Trust Company	Vice President

Fletcher, Christina Lee Vice President	The Northern Trust Company	Vice President

Flinn, John E. Vice President	The Northern Trust Company	Vice President

Flood, Peter J. Senior Vice President	The Northern Trust Company	Senior Vice President

Flowers, Joseph L. Vice President	The Northern Trust Company	Vice President

Franklin, Carolyn D. Vice President	The Northern Trust Company	Vice President

Freitag, Lee R. Vice President	The Northern Trust Company	Vice President

Friedman, Sarah Meggan Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Fronk, Christopher A. Senior Vice President	The Northern Trust Company	Senior Vice President

Gautham, Ravi A. Senior Vice President	The Northern Trust Company	Senior Vice President

Gayle III, Robert Harold Vice President	The Northern Trust Company	Vice President

Geisler, Maria Vice President	The Northern Trust Company	Vice President

Geraghty, Kim Marie Vice President	The Northern Trust Company	Vice President

Gilbert, Joshua B. Vice President	The Northern Trust Company	Vice President

Ginsberg, Lynne Noel Vice President	The Northern Trust Company	Vice President

Gleeman, Michael J. Vice President	The Northern Trust Company	Vice President

Gordon, Denise Christine Senior Vice President	The Northern Trust Company	Senior Vice President

Gossett, Mark C. Director, Executive Vice President and Chief Operating Officer	The Northern Trust Company	Senior Vice President

Gould, Betty C. Vice President	The Northern Trust Company	Vice President

Graber, Adam D. Vice President	The Northern Trust Company	Vice President

Grant Williams, Allison Senior Vice President	The Northern Trust Company	Senior Vice President

Gregg, Laura Jean Vice President	The Northern Trust Company	Vice President

Griffin, Michelle D. Senior Vice President	The Northern Trust Company	Senior Vice President

Halter, Ann M. Senior Vice President	The Northern Trust Company	Senior Vice President

Harrell, Alec Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Harris, Nora J. Vice President	The Northern Trust Company	Vice President

Hausken, Philip D. Senior Vice President	The Northern Trust Company	Senior Vice President

Hawkins, Sheri Barker Senior Vice President	The Northern Trust Company	Senior Vice President

Hearty, Stephen Aprea Senior Vice President	The Northern Trust Company	Senior Vice President

Hecimovich, Sandra M. Senior Vice President	The Northern Trust Company	Senior Vice President

Hersted, Jillian R. Vice President	The Northern Trust Company	Vice President

Hest, Stefanie Jaron Senior Vice President	The Northern Trust Company	Senior Vice President

Hickman, Joanne Senior Vice President	The Northern Trust Company	Senior Vice President

Hill, Susan Senior Vice President and Chief Compliance Officer	The Northern Trust Company	Senior Vice President

Honold, Christopher M. Vice President	The Northern Trust Company	Vice President

Huemmer, Christopher G. Vice President	The Northern Trust Company	Vice President

Hurley, William F. Vice President	The Northern Trust Company	Vice President

Hyatt, William E. Vice President	The Northern Trust Company	Vice President

Inzunza, Richard J. Vice President	The Northern Trust Company	Vice President

Jacobs, Peter M. Senior Vice President	The Northern Trust Company	Senior Vice President

Jaeger, Christopher J. Vice President	The Northern Trust Company	Vice President

Jaffe, Harry Y. Vice President	The Northern Trust Company	Vice President

Jampani, Madhavi Choudary Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Jenkins, John Scott Vice President	The Northern Trust Company	Vice President

Jesel, Delilah Vice President	The Northern Trust Company	Vice President

Johnston, Lucia A. Vice President	The Northern Trust Company	Vice President

Jones, Brian D. Vice President	The Northern Trust Company	Vice President

Jorgensen, Joseph H. Vice President	The Northern Trust Company	Vice President

Joves, Evangeline Mendoza Vice President	The Northern Trust Company	Vice President

Kalter, Kristin M. Vice President	The Northern Trust Company	Vice President

Kancharla, Sridhar Vice President	The Northern Trust Company	Vice President

Kane, James P. Senior Vice President	The Northern Trust Company	Senior Vice President

Katz, Evan S. Vice President	The Northern Trust Company	Vice President

Katz, Naomi E. Vice President	The Northern Trust Company	Vice President

Kazaz, Tayfun Vice President	The Northern Trust Company	Vice President

Kelley, Michelle M. Vice President	The Northern Trust Company	Vice President

Kennedy, Michael Vice President	The Northern Trust Company	Vice President

King III, Archibald E. Senior Vice President	The Northern Trust Company	Senior Vice President

Kinney, Lorrie Ann Vice President	The Northern Trust Company	Vice President

Klein, Stephanie K. Senior Vice President	The Northern Trust Company	Senior Vice President

Koch, Deborah L. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Konstantos, John A. Vice President	The Northern Trust Company	Vice President

Korytowski, Donald H. Vice President	The Northern Trust Company	Vice President

Kovacs, Michael R. Senior Vice President	The Northern Trust Company	Senior Vice President

Krauter, Michael L. Vice President	The Northern Trust Company	Vice President

LaBelle, John C. Vice President	The Northern Trust Company	Vice President

Leahey, Jodie Terese Senior Vice President	The Northern Trust Company	Senior Vice President

Ledford, Diana L. Vice President	The Northern Trust Company	Vice President

Letts, Heather M. Vice President	The Northern Trust Company	Vice President

Lico, Dennis Vice President	The Northern Trust Company	Vice President

Lillis, James E. Vice President	The Northern Trust Company	Vice President

Loftus, Julie M. Vice President	The Northern Trust Company	Vice President

Ludwig, Jeanne M. Senior Vice President	The Northern Trust Company	Senior Vice President

Lukic, Mary Vice President	The Northern Trust Company	Vice President

Lupi, Lisa Ann Vice President	The Northern Trust Company	Vice President

Luth, Ann F. Senior Vice President	The Northern Trust Company	Senior Vice President

Lyne, Cary J. Senior Vice President	The Northern Trust Company	Senior Vice President

Lyons, William A. Vice President	The Northern Trust Company	Vice President

Mastuantuono, Deborah A. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Maveety, Wendy L. Vice President	The Northern Trust Company	Vice President

McCart, Mary Jane Senior Vice President	The Northern Trust Company	Senior Vice President

McDonald, James D. Senior Vice President	The Northern Trust Company	Senior Vice President

McDougal, Lisa M. Vice President	The Northern Trust Company	Vice President

McEldowney, Douglas J. Senior Vice President	The Northern Trust Company	Senior Vice President

McGregor, Timothy T. Senior Vice President	The Northern Trust Company	Senior Vice President

Meadows III, Edmund C. Vice President	The Northern Trust Company	Vice President

Mecca, Melinda S. Senior Vice President	The Northern Trust Company	Senior Vice President

Meehan, Michael G. Vice President	The Northern Trust Company	Vice President

Mehta, Ashish R. Vice President	The Northern Trust Company	Vice President

Melze, Laura J. Vice President	The Northern Trust Company	Vice President

Memon, Bilal K. Vice President	The Northern Trust Company	Vice President

Miller, Nathan D. Vice President	The Northern Trust Company	Vice President

Mirante, John P. Vice President	The Northern Trust Company	Vice President

Mitchell, James L. Senior Vice President	The Northern Trust Company	Senior Vice President

Muench, Scott O. Senior Vice President	The Northern Trust Company	Senior Vice President

Murphy, Shaun D. Senior Vice President	The Northern Trust Company	Senior Vice President

Nass, Curtis A. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Nellans, Charles J. Vice President	The Northern Trust Company	Vice President

Nelson, Daniel J. Vice President	The Northern Trust Company	Vice President

Newman, Greg Vice President	The Northern Trust Company	Vice President

Nickey III, William M. Vice President	The Northern Trust Company	Vice President

Northfell, Catherine J. Senior Vice President	The Northern Trust Company	Senior Vice President

O’Brien, Jacqueline A. Senior Vice President	The Northern Trust Company	Senior Vice President

O’Brien, Thomas E. Vice President	The Northern Trust Company	Vice President

O’Connor, Eileen M. Vice President	The Northern Trust Company	Vice President

O’Connor, Michael P. Vice President	The Northern Trust Company	Vice President

O’Rourke, Kevin P. Vice President	The Northern Trust Company	Vice President

Ortega, Leigh Ann Vice President	The Northern Trust Company	Vice President

O’Shaughnessy, Kevin J. Vice President	The Northern Trust Company	Vice President

Padilla, Francis R. G. Vice President	The Northern Trust Company	Vice President

Pasieka, Gregory R. Vice President	The Northern Trust Company	Vice President

Pedersen, Brad T. Vice President	The Northern Trust Company	Vice President

Peron, Matthew Senior Vice President	The Northern Trust Company	Senior Vice President

Personette, Daniel J. Vice President	The Northern Trust Company	Vice President

Peters, Michael J. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Pincus, Jonathan S. Senior Vice President	The Northern Trust Company	Senior Vice President

Pollak, Donald R. Senior Vice President	The Northern Trust Company	Senior Vice President

Ponton, Mark S. Vice President	The Northern Trust Company	Vice President

Pounders, Ryan E. Vice President	The Northern Trust Company	Vice President

Potter, Ofelia M. Senior Vice President	The Northern Trust Company	Senior Vice President

Potter, Stephen N. Chairman, President and Chief Executive Officer	The Northern Trust Company	Executive Vice President

Pries, Katie D. Senior Vice President	The Northern Trust Company	Senior Vice President

Provanzana, Beth Marie Senior Vice President and Director	The Northern Trust Company The Northern Trust Company of Connecticut	Senior Vice President CFO and Senior Vice President

Provo, Brian Allen Vice President	The Northern Trust Company	Vice President

Quinn, Patrick D. Vice President	The Northern Trust Company	Vice President

Rakowski, Andrew F. Senior Vice President	The Northern Trust Company	Senior Vice President

Rakvin, Chad M. Senior Vice President	The Northern Trust Company	Senior Vice President

Ramstrom, Kerstin E. Vice President	The Northern Trust Company	Vice President

Reeder, Brent D. Senior Vice President	The Northern Trust Company	Senior Vice President

Rein, Randall Senior Vice President	The Northern Trust Company	Senior Vice President

Reller, Jacqueline R. Vice President	The Northern Trust Company	Vice President

Renaud, Donna Lee Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Rivas, Marcos E. Vice President	The Northern Trust Company	Vice President

Robertson, Alan W. Director and Executive Vice President	The Northern Trust Company The Northern Trust Company of Connecticut	Senior Vice President Director

Robertson, Colin A. Executive Vice President	The Northern Trust Company	Executive Vice President

Rocha, Heather Parkes Vice President	The Northern Trust Company	Vice President

Roncoroni, Jaime Lauren Vice President	The Northern Trust Company	Vice President

Ryer, Alexander D. Vice President	The Northern Trust Company	Vice President

Sampson, Jeffrey David Vice President	The Northern Trust Company	Vice President

Santiccioli, Steven J. Vice President	The Northern Trust Company	Vice President

Schneider, Tracy L. Vice President	The Northern Trust Company	Vice President

Schweitzer, Eric K. Senior Vice President	The Northern Trust Company	Senior Vice President

Sclafani, Guy J. Senior Vice President	The Northern Trust Company	Senior Vice President

Secontine, Timothy J. Vice President	The Northern Trust Company	Vice President

Shane, Adam Marshall Vice President	The Northern Trust Company	Vice President

Shapley, Brian J. Senior Vice President	The Northern Trust Company	Senior Vice President

Shipley, Christopher D. Senior Vice President	The Northern Trust Company	Senior Vice President

Simoncek, Trista D. Senior Vice President	The Northern Trust Company	Senior Vice President

Sodergren, Mark C. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Soorya, Sandeep N. Vice President	The Northern Trust Company	Vice President

Spartz, Carol J. Vice President	The Northern Trust Company	Vice President

Staff, Maggie R. Vice President	The Northern Trust Company	Vice President

Steffens, Kristen S. Vice President	The Northern Trust Company	Vice President

Stewart, Allison Walpole Vice President	The Northern Trust Company	Vice President

Stoeber, Kurt S. Vice President	The Northern Trust Company	Vice President

Stolfi, James R. Vice President	The Northern Trust Company	Vice President

Sullivan, Brendan E. Vice President	The Northern Trust Company	Vice President

Sullivan, Carol H. Senior Vice President	The Northern Trust Company	Senior Vice President

Sullivan, Catherine M. Senior Vice President	The Northern Trust Company	Senior Vice President

Sundaram, Ramanthan Vice President	The Northern Trust Company	Vice President

Szostak II, Jon E. Senior Vice President	The Northern Trust Company	Senior Vice President

Szymanek, Frank D. Senior Vice President	The Northern Trust Company	Senior Vice President

Taylor, Cynthia Vice President	The Northern Trust Company	Vice President

Thomas, Shundraun Senior Vice President	The Northern Trust Company	Senior Vice President

Thomas, Wanda Williams Senior Vice President	The Northern Trust Company	Senior Vice President

Thompson, Jane W. Senior Vice President	The Northern Trust Company	Senior Vice President

Towle, Michael J. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Trafford, Edward Vice President	The Northern Trust Company	Vice President

Tretheway, Jennifer Kamp Senior Vice President	The Northern Trust Company	Senior Vice President

Tungol, John Vice President	The Northern Trust Company	Vice President

Turner, Betsy Licht Senior Vice President	The Northern Trust Company	Senior Vice President

Unger, David J. Vice President	The Northern Trust Company	Vice President

Van Alstyne, Christopher W. Senior Vice President	The Northern Trust Company	Senior Vice President

Varchetto, Brett A. Vice President	The Northern Trust Company	Vice President

Vigsnes II, Richard Allan Senior Vice President	The Northern Trust Company	Senior Vice President

Wackerlin, Thomas W. Vice President	The Northern Trust Company	Vice President

Warland, Jeff M. Senior Vice President	The Northern Trust Company	Senior Vice President

Warner, Scott B. Vice President	The Northern Trust Company	Vice President

Waters, Courtney Vice President	The Northern Trust Company	Vice President

Weaver, Jacob C. Senior Vice President	The Northern Trust Company	Senior Vice President

Wennlund, Lloyd A. Director and Executive Vice President	The Northern Trust Company Northern Trust Securities, Inc.	Executive Vice President

Wilczek, Diane M. Vice President	The Northern Trust Company	Vice President

Williams, Thomas C. Vice President	The Northern Trust Company	Vice President

Winters, Marie C. Vice President	The Northern Trust Company	Vice President

Witte, Carrie J. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Wright, Mary Kay Vice President	The Northern Trust Company	Vice President

Yi, Peter Vice President	The Northern Trust Company	Vice President

Zymali, Peter M. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTGIL)	Name of Other Company	Position with Other Company

Karen Ball Vice President	None

Wayne George Bowers Executive Vice President	None

Thomas Elliott Vice President	None

Lucien Fletcher Vice President	None

Robert Heppell Senior Vice President	None

James Hillery Senior Vice President	None

Susan Kathryn Jackson Vice President	None

Paula M. Kenee Senior Vice President	None

Kai Dirk Leifert Senior Vice President	None

Debbie Moss Vice President	None

Valerie Ann Norton Vice President	None

Jane Pope Vice President	None

Judith Scattergood Senior Vice President	None

Jayne Michelle Turner Vice President	None

Name and Position with Investment Adviser (NTCC)	Name of Other Company	Position with Other Company

Benzmiller, Thomas R. Senior Vice President	None

Name and Position with Investment Adviser (NTCC)	Name of Other Company	Position with Other Company
Bowman, Biff Director	None

Browne, Robert Executive Vice President	Northern Trust Investments, Inc.	Director, Chief Investment Officer and Executive Vice President

Bull, Randall V. Senior Vice President	None

Campbell, Richard C. Senior Vice President	None

Chiaverini, Anthony Vice President	None

Colangelo, Rossana Antoinette Senior Vice President	None

Cusa, Jonathan Paul Vice President	None

DiCarlo, Robert Dino Senior Vice President	None

Diez, Luis F. Vice President	None

Dorchinecz, Bradley Michael Senior Vice President	None

Driscoll, Jennifer L. Director	None

Duvall, Margret Senior Vice President	None

Eidson, Shannon L. Senior Vice President	None

Finegan, Kelly S. Vice President	None

Fraser, Allison K. Senior Vice President	None

Furnari, Robert Senior Vice President	None

Gallegos, Shawn Miguel Vice President	None

Gyorgy, Robert Vice President	None

Name and Position with Investment Adviser (NTCC)	Name of Other Company	Position with Other Company
Hankins, Terry Anthony Vice President	None

Hart, Jessica Kaplan Senior Vice President	None

Herrington, Patrick W. Senior Vice President & COO	None

Hogan, Jason Paul Vice President	None

Karr, Alena A. Vice President	None

Keshner, John O. Senior Vice President	None

Kimsey, Darren Geoffrey Senior Vice President	None

Kresnicka, Kevin T. Vice President	None

Lissuzzo, Anthony Senior Vice President	None

Magyar, Adam J. Vice President	None

Maly, Mark R. Senior Vice President	None

McCareins, John M. Senior Vice President	None

Michaels, Peter M. Senior Vice President	None

Miller, Steven Alan Senior Vice President	None

Moller, William S. Vice President	None

Mooney, Melissa Mary Vice President	None

Morgan, Robert Paul Senior Vice President	None

Morrison, William L. Director	The Northern Trust Company	President and COO

Name and Position with Investment Adviser (NTCC)	Name of Other Company	Position with Other Company
Mueller, Charles Director	The Northern Trust Company	Senior Vice President

Murrihy, Mary J. Senior Vice President	None

Musick, Kenneth L. Vice President	None

Partington, Paul William Vice President	None

Patel, Viraj Vice President	None

Potter, Stephen N. Director	The Northern Trust Co. Northern Trust Investments, Inc.	Executive Vice President Chairman, President and Chief Executive Officer

Provanzana, Beth M. Chief Financial Officer, Treasurer and Senior Vice President	Northern Trust Investments, Inc.	Senior Vice President and Director

Robertson, Alan W. Director	Northern Trust Investments, Inc.	Director and Executive Vice President

Rutley, Todd Andrew Senior Vice President	None

Ruxton, Julie Klindworth Senior Vice President	None

Serfling, John L. Vice President	None

Sikora, Kazimierz J. Senior Vice President	None

Smith, Paul E. Vice President	None

Staley, Nina Brooke Senior Vice President	None

Standring, Melissa Anne Senior Vice President	None

Swenson, Erik T. Vice President	None

Tan, Kevin Senior Vice President	None

Name and Position with Investment Adviser (NTCC)	Name of Other Company	Position with Other Company
Vella, Christopher E. Senior Vice President and Chief Investment Officer	None

Vodolazschi, Victoria V. Senior Vice President	None

Vora, Rajan N. Vice President	None

Waheed, Muzammil Vice President	None

Weber, Ashley E. Vice President	None

Weis, Irene Vice President	None

Wight, Aimee Ann Vice Preident	None

Williams, David R. Vice President	None

Williams, Jeff F. Vice President	None

Woods, Bethany M. Vice President	None

Xifaras, Michael H. Vice President	None

Zanolla, Anthony M. Senior Vice President	None

Allianz Global Investors Capital LLC (“AGI Capital”) is a sub-adviser for the Registrant’s Multi-Manager Small Cap Fund. The principal business address of AGI Capital is 600 West Broadway, San Diego, California 92101. AGI Capital is an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”).

Name and Position with AGI Capital	Name of Other Company	Position with Other Company
Brian Gaffney, Chairman, Management Board	Allianz Global Investors U.S. LLC	Chairman-Executive Committee, Managing Director, Chief Executive Officer

Horacio A. Valeiras, Member-Management Board, Managing Director, Chief Investment Officer	Allianz Global Investors Capital Limited	Director

	Allianz Global Investors U.S. LLC	Member-Executive Committee, Member, Compensation Committee Allianz Global Investors U.S. LLC

Name and Position with AGI Capital	Name of Other Company	Position with Other Company
Benno J. Fischer, Member-Management Board	NFJ Investment Group LLC	Member-Management Board, Managing Director, Executive committee, Compensation Committee

	Allianz Global Investors U.S. LLC	Member-Executive Committee

Barbara R. Claussen- Member-Management Board, Chief Risk Officer	NFJ Investment Group LLC	Managing Director, Chief Operating Officer

	Allianz Global Investors U.S. LLC	Member, Executive Committee

Jill Lohrfink, Member, Management Board	Allianz Global Investors U.S. LLC	Member-Executive Committee and Managing Director

John Carroll, Member, Management Board	Allianz Global Investors Distributors LLC	Managing Director and Chief Executive Officer

	Allianz Global Investors Fund Management LLC	Member-Management Board

	Allianz Global Investors Managed Accounts LLC	Managing Director and Chief Executive Officer

	Allianz Global Investors US LLC	Member-Executive Committee

Udo Frank, Member-Management Board	Allianz Global Investors U.S. LLC	Member-Executive Committee and Managing Director

Charles H. Field, Managing Director and Chief Legal Officer and Secretary	NFJ Investment Group LLC	Chief Legal Officer and Secretary and Member-Compensation Committee

	Allianz Global Investors Solutions LLC	Executive Vice President, Chief Legal Officer and Secretary

	Allianz Global Investors Capital Limited	Director

Michael J. Puntoriero, Chief Financial Officer	Allianz Global Investors Fund Management LLC	Chief Financial Officer

	Allianz Global Investors Managed Accounts LLC, Allianz Asset Management of America Holdings Inc., Allianz Global Investors Solutions LLC, Allianz Asset Management U.S. Holding II LLC, NFJ Investment Group LLC, Oppenheimer Group LLC, Pacific Investment Management Company LLC, PIMCO Australia Pty Ltd., PIMCO Canada Holding LLC, PIMCO Canada Corp., PIMCO Europe Limited, PIMCO Global Advisors LLC, PIMCO Japan Ltd., StocksPLUS Management Inc.	Chief Financial Officer

Name and Position with AGI Capital	Name of Other Company	Position with Other Company
	Allianz Asset Management of America LLC, Allianz Asset Management of America L.P., Allianz Global Investors U.S. LLC,	Managing Director and Chief Financial Officer

	PIMCO Global Advisors (Resources) Limited;	Director and Chief Financial Officer

	Allianz Global Investors Distributors LLC	Managing Director

Deborah A. Wussow-Hammalian, Senior Vice-President, Chief Compliance Officer, and Deputy Chief Risk Officer	Allianz Global Investors Solutions LLC	Senior Vice President and Chief Compliance Officer

Barbara J. Green, Member-Management Board	Allianz Asset Management of America, L.P.	Managing Director, General Counsel

Altrinsic Global Advisors, LLC (“Altrinsic”) is a sub-adviser for the Registrant’s Multi-Manager International Equity Fund. The principal business address of Altrinsic is 8 Sound Shore Drive, Greenwich, CT 06830. Altrinsic is an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”).

Name and Position with Altrinsic	Name of Other Company	Position with Other Company
John D. Hock, Director, Managing Member, CIO	None

Deborah Judd, COO, CCO	None

Rehan Chaudhri, Member, Portfolio Manager	None

John DeVita, Member, Portfolio Manager	None

Andrew Waight, Partner	None	Not Applicable

Srinivas Polaki, Partner	None	Not Applicable

Chetar Jindal, Partner	None	Not Applicable

Ken Denning, Partner	None	Not Applicable

Name and Position with Altrinsic	Name of Other Company	Position with Other Company
Rich McCormick, Partner	None	Not Applicable

Sam Toy, Partner	None	Not Applicable

Dzemal Dervisevic, Partner	None	Not Applicable

Robert Lang, III, Partner	None	Not Applicable

Niels Anderson, Partner	None	Not Applicable

Brian Leamy, Partner	None	Not Applicable

Troy Swan, Director	None	National Australia Bank, General Manager Boutiques and Joint Ventures, Private Equity Investment

Greg Rogers, Director	None	RayLign Advisory LLC, Founder

Axiom International Investors, LLC (“Axiom”) is a sub-adviser for the Registrant’s Multi-Manager Emerging Markets Equity Fund. The principal business address of Axiom is 33 Benedict Place, 2nd Floor, Greenwich, CT 06830. Axiom is an investment adviser registered under the Advisers Act.

Name and Position with Axiom	Name of Other Company	Position with Other Company
Donald K. Miller, Chairman	RPM International Inc. 2628 Pearl Road P.O. Box 777 Medina, Ohio 44258	Director

Donald K. Miller, Chairman	Layne Christensen Company 1900 Shawnee Mission Parkway Mission Woods, KS 66205	Director

Cardinal Capital Management LLC (“Cardinal”) is a sub-adviser for the Registrant’s Multi-Manager Small Cap Fund. The principal business address of Cardinal is One Greenwich Office Park, Greenwich, CT 06831. Cardinal is an investment adviser registered under the Advisers Act.

Name and Position with Cardinal	Name of Other Company	Position with Other Company
Amy K. Minella Managing Partner and Portfolio Manager	None	None

Eugene Fox Managing Partner and Portfolio Manager	None	None

Name and Position with Cardinal	Name of Other Company	Position with Other Company
Robert B. Kirkpatrick Managing Partner and Portfolio Manager	None	None

Rachel D. Matthews, Partner and Portfolio Manager	None	None

Cohen & Steers Capital Management, Inc. (“Cohen & Steers”) is a sub-adviser for the Registrant’s Multi-Manager Global Real Estate Fund. The principal business address of Cohen & Steers is 280 Park Avenue, New York, NY 10017. Cohen & Steers is an investment adviser registered under the Advisers Act.

Name and Position with Cohen & Steers	Name of Other Company	Position with Other Company
Robert H. Steers Co-Chairman and Co-Chief Executive Officer, Director	None

Martin Cohen Co-Chairman and Co-Chief Executive Officer, Director	None

Joseph M. Harvey President	None

Adam M. Derechin Executive Vice President and Chief Operating Officer	None

Matthrew S. Stadler Executive Vice President and Chief Financial Officer	None

Frank Poli Executive Vice President, General Counsel	Quantum Sphere Inc.	Director

Douglas R. Bond Executive Vice President	None

William J. Frischling Executive Vice President	None

Stephen Dunn Executive Vice President	None

Delaware Management Company (“Delaware Investments”), a series of Delaware Management Business Trust (“DMBT”), is a sub-adviser for the Registrant’s Multi-Manager Large Cap Fund. The principal business address of Delaware Investments is 2005 Market Street, One Commerce Square, Philadelphia, PA 19103-7094. DMBT is a registered investment adviser under the Advisers Act and a majority-owned subsidiary of Delaware Management Holdings, Inc.(“DMHI”), which is a wholly owned subsidiary of Macquarie Group Limited. The principal business address of DMBT is 2005 Market Street, Philadelphia, PA 19103-7094. Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

Name and Position with Delaware Investments	Name of Other Company	Position with Other Company
Patrick P. Coyne, Chairman/President/Chief Executive Officer	DMBT Kaydon Corp.	Various executive capacities Director

Michael J. Hogan, Executive Vice President/Head of Equity Investments	DMBT	Various executive capacities

Philip N. Russo, Executive Vice President/Chief Administrative Officer	DMHI	Various executive capacities

See Yeng Quek, Executive Vice President/Managing Director/Head of Fixed Income	DMBT	Various executive capacities

Brian L. Murray, Jr., Senior Vice President/ Chief Compliance Officer	DMBT	Various capacities

David P. O’Connor, Senior Vice President/ Strategic Investment Relationships and Initiatives/ General Counsel	DMBT Optimum Fund Trust	Various executive capacities Senior Vice President/ Strategic Investment Relationships and Initiatives/ General Counsel/Chief Legal Officer

Richard Salus, Senior Vice President/Controller/ Treasurer	DMBT Optimum Fund Trust	Various capacities Senior Vice President/Controller/Treasurer

Denver Investment Advisors LLC (“Denver Investments”) is a sub-adviser for the Registrant’s Multi-Manager Small Cap Fund. The principal business address of Denver Investments is 1225 17th Street, 26th Floor, Denver, CO 80202. Denver Investments is an investment adviser registered under the Advisers Act.

Name and Position with Denver Investments	Name of Other Company	Position with other Company
Todger Anderson, Chairman, Partner and Chief Compliance Officer	Westcore Funds 1290 Broadway, Ste. 1100 Denver, CO 80203	President

Jasper Frontz, Vice President	Westcore Funds 1290 Broadway, Ste. 1100 Denver, CO 80203	Treasurer Chief Compliance Officer

E.I.I. Realty Securities, Inc. (“EII”) is a sub-adviser for the Registrant’s Multi-Manager Global Real Estate Fund. The principal business address of EII is 640 Fifth Avenue, New York, NY 10019. EII is an investment adviser registered under the Advisers Act.

Name and Position with EII	Name of Other Company	Position with Other Company
None.

Geneva Capital Management Ltd. (“Geneva”) is a sub-adviser for the Registrant’s Multi-Manager Mid Cap Fund. The principal business address of Geneva is 100 East Wisconsin Avenue, Suite 2550, Milwaukee, WI 53202. Geneva is an investment adviser registered under the Advisers Act.

Name and Position with Geneva	Name of Other Company	Position with Other Company
Kris Amborn, COO/CCO	None

Amy S. Croen, Managing Principal	None

Michelle J. Picard, Managing Principal	None

William A. Priebe, Managing Principal	None

W. Scott Priebe, Managing Principal	None

Derek J. Pawlak, Portfolio Manager-Fixed Income	None

Hotchkis and Wiley Capital Management, LLC (“Hotchkis & Wiley”) is a sub-adviser for the Registrant’s Multi-Manager Small Cap Fund. The principal place of business of Hotchkis & Wiley is 725 South Figueroa Street, 39th Floor, Los Angeles, CA 90017. Hotchkis & Wiley is an investment adviser registered under the Advisers Act.

Name and Position with Hotchkis & Wiley	Name of Other Company	Position with Other Company
George H. Davis, Jr. Member of Executive Committee and Chief Executive Officer of HWCM	HW Cap Holdings, LLC 725 South Figueroa Street 39th Floor Los Angeles, CA 90017	Member of Executive Committee and Chief Executive Officer Trustee of HW Funds

Sheldon Lieberman Member of Executive Committee and Portfolio Manager of HWCM	HW Cap Holdings, LLC 725 South Figueroa Street 39th Floor Los Angeles, CA 90017	Member of Executive Committee

Name and Position with Hotchkis & Wiley	Name of Other Company	Position with Other Company
Nigel Hurst-Brown Member of Executive Committee of HWCM	Hotchkis & Wiley (UK) Limited 26 Cresswell Place London SW10 9RB	Chief Executive

Douglas H. Martin Member of Executive Committee of HWCM	Stephens, Inc. 111 Center Street Little Rock, AR 72201	Executive Vice President

Anna Marie Lopez Chief Operating Officer of HWCM	HW Cap Holdings, LLC 725 South Figueroa Street 39th Floor Los Angeles, CA 90017	Chief Operating Officer, President of HW Funds

Jay Menvielle Chief Operating Officer of HWCM	HW Cap Holdings, LLC 725 South Figueroa Street 39th Floor Los Angeles, CA 90017	Chief Financial Officer Treasurer of HW Funds

Tina Kodama Chief Compliance Officer of HWCM	HW Cap Holdings, LLC 725 South Figueroa Street 39th Floor Los Angeles, CA 90017	Chief Compliance Officer Chief Compliance Officer of HW Funds

CBRE Clarion Securities, LLC (“CBRE Clarion”) is a sub-adviser for the Registrant’s Multi-Manager Global Real Estate Fund. The principal business address of CBRE Clarion is 201 King of Prussia Road, Suite 600, Radnor, PA 19087. CBRE Clarion is an investment adviser registered under the Advisers Act.

Name and Position with CBRE Clarion	Name of Other Company	Position with Other Company
Jarrett B. Kling, Managing Director Head of Sales	HC Capial Trust 575 E. Swedesford Road Wayne, PA 19807	Trustee

Jennison Associates LLC (“Jennison”) is a sub-adviser for the Registrant’s Multi-Manager Large Cap Fund. The principal business address of Jennison is 466 Lexington Avenue, New York, NY 10017. Jennison is an investment adviser registered under the Advisers Act.

Name and Position with Jennison	Name of Other Company	Position with Other Company
Spiros Segalas, President, Chief Investment Officer and Director	None

Deborah Hope Wedgeworth, Director	None

Dennis Miles Kass, Chairman & Director	None

Stephanie Willis, Senior Vice President & Chief Compliance Officer	None

Name and Position with Jennison	Name of Other Company	Position with Other Company
Mehdi Asif Mahmud, Chief Executive Officer & Director	None

Kenneth Moore, Executive Vice President & Chief Operating Officer	None

Leslie Rolison, Executive Vice President Chief Administrative Officer	None

Mirry Melissa Hwang, Senior Vice President and Secretary (Functions as Chief Legal Officer)	None

Ronald Keith Andrews, Director	None

Kathleen McCarragher, Director	None

Joseph Michael Carrabes, Executive Vice President & Head of Institutional Sales and Client Service	None

Jonathan R. Longley, Director	None

Judy Rice, Director	None

Joel Allen Smith, Director	None

Stuart Sherman Parker, Executive Vice President and Head of Retail	None

David Hunt, Director	None

John David Coon, Managing Director and Head of Retail	None

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) is a sub-adviser for the Registrant’s Multi-Manager High Yield Opportunity Fund. The principal business address of Loomis Sayles is One Financial Center, Boston, Massachusetts 02111. Loomis Sayles is an investment adviser registered under the Advisers Act.

Name and Position with Loomis Sayles	Name of Other Company	Position with Other Company
Robert James Blanding, Chairman of the Board, CEO and President	Loomis Sayles Funds I	CEO since July 2003 Trustee since October 2002 President since August 2002

Name and Position with Loomis Sayles	Name of Other Company	Position with Other Company
	Loomis Sayles Funds II	CEO since July 2003 Trustee since October 2002

	Natixis Funds Trust I, II, III and IV	Trustee since June 2003

	Natixis Cash Management Trust	Trustee since June 2003

	Gateway Trust	Trustee since June 2007

	Hansberger International Series	Trustee since September 2007

	Loomis Sayles Distributors, Incorporated	Director since September 1996

	Natixis Investment Services Japan, Ltd.	Director from July 2001 to December 2008

	Natixis Global Associates Japan Co., Ltd.	Director since November 2000

	Loomis Sayles Investments Limited	Director since May 2011

Jae Park, Executive Vice President and Chief Investment Officer-Fixed Income	None

Daniel Joseph Fuss, Executive Vice President, Vice Chairman of the Board and Portfolio Manager	Loomis Sayles Funds I	Executive Vice President since November 2002

	Loomis Sayles Funds II	Executive Vice President since November 2002

LSV Asset Management (“LSV”) is a sub-adviser for the Registrant’s Multi-Manager Mid Cap Fund. The principal business address of LSV is 155 North Wacker Drive, Chicago, IL 60606. LSV is an investment adviser registered under the Advisers Act.

Name and Position with LSV	Name of Other Company	Position with Other Company
Tremaine Atkinson, Partner, COO, CCO	None

Josef Lakonishok, Partner, CEO, CIO, Portfolio Manager	None

Menno Vermeulen, CFA, Partner, Portfolio Manager, Senior Quantitative Analyst	None

Marsico Capital Management, LLC (“MCM”) is a sub-advisor for the Registrant’s Multi-Manager Large Cap Fund. The principal business address is 1200 17th Street, Suite 1600, Denver, CO 80202. The sole business activity of MCM is to serve as an investment adviser. Marsico is registered under the Investment Advisers Act of 1940, as amended.

Name and Position with MCM	Name of Other Company	Position with Other Company
Thomas F. Marsico, Chief Executive Officer and Chief Investment Officer

Christopher J. Marsico, President

Steven R. Carlson, Executive Vice President and Chief Compliance Officer

Neil Gloude, Executive Vice President, Chief Financial Officer and Treasurer

Kenneth Johnson, Executive Vice President and Director of Marketing and Client Services

Thomas M.J. Kerwin, Executive Vice President, General Counsel and Secretary

James G. Gendelman, Vice President, Senior Research Analyst and Portfolio Manager

Neuberger Berman Fixed Income LLC (“NBFI”) is a sub-adviser for the Registrant’s Multi-Manager High Yield Opportunity Fund. The principal business address of NBFI is 190 South LaSalle Street, Suite 2400, Chicago, IL 60603. NBFI is an investment adviser registered under the Advisers Act.

Name and Position with NBFI	Name of Other Company	Position with Other Company
None

NFJ Investment Group LLC (“NFJ”) is a sub-adviser for the Registrant’s Multi-Manager International Equity Fund. The principal business address of NFJ is 2100 Ross Avenue, Suite 700, Dallas, TX 75201. NFJ is an investment adviser registered under the Advisers Act.

Name and Position with NFJ	Name of Other Company	Position with Other Company
Benno J. Fischer Managing Director, Executive Committee, Compensation Committee	Allianz Global Investors Capital LLC	Member-Management Board

Paul A. Magnuson Managing Director	None	None

Barbara Claussen Managing Director, Chief Operating Officer	Allianz Global Investors Capital LLC	Member-Management Board and Chief Risk Officer

Michael J. Puntoriero Chief Financial Officer	Allianz Global Investors Fund Management LLC	Chief Financial Officer

	Allianz Global Investors Managed Accounts LLC, Allianz Asset Management of America Holdings, Inc., Allianz Global Investors Solutions LLC, Allianz Asset Management U.S. Holding II LLC, Allianz Global Investors Capital, LLC, Oppenheimer Group, LLC, Pacific Investment Management Company LLC, PIMCO Australia Pty Ltd., PIMCO Canada Holding LLC, PIMCO Canada Corp., PIMCO Europe Limited, PIMCO Global Advisors LLC, PIMCO Japan Ltd., StocksPLUS Management Inc.	Chief Financial Officer

	Allianz Asset Management of America LLC, Allianz Asset Management of America L.P., Allianz Global Investors U.S. LLC,	Managing Director and Chief Financial Officer

	PIMCO Global Advisors (Resources) Limited	Director and Chief Financial Officer

	Allianz Global Investors Distributors LLC	Managing Director

Patti Alamanza Senior Vice President and Chief Compliance Officer	None	None

Charles H. Field Chief Legal Officer and Secretary	Allianz Global Investors Capital LLC	Managing Director and Chief Legal Officer

	Allianz Global Investors Solutions LLC	Executive Vice President, Chief Legal Officer, and Secretary

	Allianz Global Investors Capital Limited	Director

Name and Position with NFJ	Name of Other Company	Position with Other Company
R. Burns McKinney, Managing Director	None	None

Thomas Oliver, Managing Director	None	None

Northern Cross, LLC (“Northern Cross”) is a sub-adviser for the Registrant’s Multi-Manager International Equity Fund. The principal business address of Northern Cross is 125 Summer Street, Boston, Massachusetts 02110. Northern Cross is an investment adviser registered under the Advisers Act.

Name and Position with Northern Cross	Name of Other Company	Position with Other Company
Howard Appelby, CFA	None
Principal

Jean-Francois Ducrest	None
Principal

James LaTorre, CFA	None
Principal

Edward E. Wendell, Jr.	None
Principal

NWQ Investment Management Company, LLC (“NWQ”) is a sub-adviser for the Registrant’s Multi-Manager Large Cap Fund. The principal business address of NWQ is 2049 Century Park East, 16th Floor, Los Angeles, CA 90067. NWQ is an investment adviser registered under the Advisers Act.

Name and Position with NWQ	Name of Other Company	Position with Other Company
Jon D. Bosse, CFA,	None	None
Co-President, CIO, Managing Director and Portfolio Manager

PanAgora Asset Management, Inc. (“PanAgora”) is a sub-adviser for the Registrant’s Multi-Manager Emerging Markets Equity Fund. The principal business address of PanAgora is 470 Atlantic Avenue, 8th Floor, Boston, MA 02210. PanAgora is an investment adviser registered under the Advisers Act.

Name and Position with PanAngora	Name of Other Company	Position with Other Company
None

Pzena Investment Management, LLC, (“Pzena”) is a sub-adviser for the Registrant’s Multi-Manager Emerging Markets Equity Fund. The principal business address of Pzena is 120 West 45th Street, 20th Floor, New York, NY 10036. Pzena is an investment adviser registered under the Advisers Act.

Name and Position with Pzena	Name of Other Company	Position with Other Company
Richard S. Pzena, Founder, Managing Principal and Co-Chief Investment Officer	Assura Group of NY Ltd. 120 West 45th Street 15th Floor New York, NY 10036	Chairman of Board of Directors

Riverbridge Partners, LLC (“Riverbridge”) is a sub-adviser for the Registrant’s Multi-Manager Small Cap Fund. The principal business address of Riverbridge is 801 Nicollet Mall, Suite 600, Minneapolis, MN 55402. Riverbridge is an investment adviser registered under the Advisers Act.

Name and Position with Riverbridge	Name of Other Company	Position with Other Company
Mark A. Thompson Chief Investment Officer	Wiland Direct, Inc. 6309 Monarch Park Place, Ste. 201 Longmont, CO 80503	Member of the Board of Trustees

	LaCorr Investment Trust 261 School Avenue, 4th Floor Excelsior, MN 55331	Trustee

Stone Harbor Investment Partners LP (“Stone Harbor”) is a sub-adviser for the Registrant’s Multi-Manager High Yield Opportunity Fund. The principal business address of Stone Harbor is 31 West 52nd Street, 16th Floor, New York, NY 10019. Stone Harbor is an investment adviser registered under the Advisers Act.

Name and Position with Stone Harbor	Name of Other Company	Position with Other Company
None.

Systematic Financial Management LP (“Systematic”) is a sub-adviser for the Registrant’s Multi-Manager Mid Cap Fund. The principal business address of Systematic is 300 Frank W. Burr Blvd., Teaneck, NJ 07666. Systematic is an investment adviser registered under the Advisers Act.

Name and Position with Systematic	Name of Other Company	Position with Other Company
Karen E. Kohler,	None
Chief Operating Officer and Chief Compliance Officer, Managing Partner

D. Kevin McCreesh, CFA, Chief Investment Officer, Managing Partner	None

Kenneth W. Burgess, CFA, Portfolio Manager, Managing Partner	None

Ronald M. Mushock, CFA, Portfolio Manager, Managing Partner	None

Name and Position with Systematic	Name of Other Company	Position with Other Company
Greg Wood, Head Trader, Managing Partner	None

James Wallerius, Senior Vice President of Marketing and Client Service, Partner	None

Roger Chang, Vice President and Senior Equity Trader, Partner	None

Eoin E. Middaugh, CFA, Portfolio Manager, Managing Partner	None

Joseph M. Sharma, CFA Portfolio Manager, Partner	None

Aman R. Patel, CFA Assistant Portfolio Manager and Senior Equity Analyst, Partner	None

TCW Investment Management Company (“TCW”) is a sub-adviser for the Registrant’s Multi-Manager Mid Cap Fund. The principal business address of TCW is 865 South Figueroa Street, Los Angeles, CA 90017. TCW is an investment adviser registered under the Advisers Act.

Name and Position with TCW	Name of Other Company	Position with Other Company
Marc I. Stern, Vice Chairman and Chief Executive Officer	California Institute of Technology California Science Center DataDirect Networks Inc. Qualcomm Incorporated Rockefeller & Co., Inc and Rockefeller Financial Services, Inc.	Director

Michael E. Cahill, Executive Vice President and General Counsel	Constitutional Rights Foundation Southwestern University School of Law	Director

David S. DeVito, Executive Vice President and Chief Administrative Officer	Archdiocese of Los Angeles Loyola High School YMCA of Metropolitan Los Angeles	Director

Robert A. Day, Chairman	Claremont McKenna College Foley Timber & Land Co. Société Générale Turbine Air Systems	Director

Trilogy Global Advisors, LP (“Trilogy”) is a sub-adviser for the Registrant’s Multi-Manager Emerging Markets Equity Fund. The principal business address of Trilogy is 1114 Avenue of the Americas, 28th Floor, New York, NY 10036. Trilogy is an investment adviser registered under the Advisers Act.

Name and Position with Trilogy	Name of Other Company	Position with Other Company
None

Westwood Global Investments LLC (“Westwood”) is a sub-adviser for the Registrant’s Multi-Manager Emerging Markets Equity Fund. The principal business address of Westwood is 99 Summer Street, Suite 1130, Boston, MA 02110. Westwood is an investment adviser registered under the Advisers Act.

Name and Position with Westwood	Name of Other Company	Position with Other Company
None.

William Blair & Company, LLC (“William Blair”) is a sub-adviser for the Registrant’s Multi-Manager International Equity Fund. The principal business address of William Blair is 222 West Adams Street, Chicago, IL 60606. William Blair is an investment adviser registered under the Advisers Act.

Name and Position with William Blair	Name of Other Company	Position with Other Company
Timothy L. Burke, CFO	None

Edgar D. Coolidge, III, Vice Chairman	None

John R. Ettelson, President, CEO, Executive Committee Member	None

Brent Gledhill, Executive Committee Member	None

William G. Grieg, Executive Committee Member	None

Richard P. Kiphart, Executive Committee Member	Lime Energy Nature Vision Inc. Ranir Corp.	Director Director Director

John C. Moore, Executive Committee Member	None

Michelle R. Seitz, Executive Committee Member	None

Name and Position with William Blair	Name of Other Company	Position with Other Company
Richard W. Smirl, Investment Advisor COO	None

Walter R. Randall, Investment Adviser CCO	None

Kenneth Wagner, Broker-Dealer CCO	None

Arthur Simon, Executive Committee Member, General Counsel	None

Thomas W. Pace, Director of Operations	None

WBC Holdings, L.P., Holding Company	None

ITEM 32.	PRINCIPAL UNDERWRITERS

(a)	Northern Funds Distributors, LLC (“the Distributor”) serves as principal underwriter for the following companies registered under the Investment Company Act of 1940, as amended, as of July 23, 2012:

Northern Funds

Northern Institutional Funds

(b)	The following is a list of the managers and officers of the Distributor, none of whom serve as an officer of the Registrant. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101:

Name	Address	Position(s) with Distributor
Mark A. Fairbanks	Three Canal Plaza Suite 100 Portland, ME 04101	President and Manager

Richard J. Berthy	Three Canal Plaza Suite 100 Portland, ME 04101	Vice President, Treasurer and Manager

Jennifer E. Hoopes	Three Canal Plaza Suite 100 Portland, ME 04101	Secretary

Nanette K. Chern	Three Canal Plaza Suite 100 Portland, ME 04101	Vice President and Chief Compliance Officer

Lisa S. Clifford	Three Canal Plaza Suite 100 Portland, ME 04101	Vice-President and Director of Compliance

Nishant Bhatnagar	Three Canal Plaza Suite 100 Portland, ME 04101	Assistant Secretary

(c)	Not Applicable

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

The Agreement and Declaration of Trust, By-Laws and minute books of the Registrant and all other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company and NTI, each located at 50 South LaSalle Street, Chicago, Illinois 60603. Records for Northern Funds Distributors, LLC, the distributor, are located at Three Canal Plaza, Suite 100, Portland, Maine 04101.

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 88 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 88 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 8th day of August, 2012.

NORTHERN FUNDS

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 88 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Lloyd A. Wennlund Lloyd A. Wennlund	President (Principal Executive Officer)	August 8, 2012

/s/ Randal Rein Randal Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	August 8, 2012

* William L. Bax William L. Bax	Trustee Multi-Manager Funds	August 8, 2012

* Edward J. Condon, Jr. Edward J. Condon, Jr.	Trustee Multi-Manager Funds	August 8, 2012

* Sharon Gist Gilliam Sharon Gist Gilliam	Trustee Multi-Manager Funds	August 8, 2012

* Sandra Polk Guthman Sandra Polk Guthman	Trustee Multi-Manager Funds	August 8, 2012

* Michael H. Moskow Michael H. Moskow	Trustee Multi-Manager Funds	August 8, 2012

* Richard P. Strubel Richard P. Strubel	Trustee Multi-Manager Funds	August 8, 2012

* Casey J. Sylla Casey J. Sylla	Trustee Multi-Manager Funds	August 8, 2012

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund
Attorney-in-fact

*	Pursuant to a power of attorney incorporated by reference (Accession No. 0001193125-12-275500)

EXHIBIT INDEX

Exhibit No.	Description

(i)	Opinion of Drinker Biddle & Reath LLP.